UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-21864

                                         WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

                                         New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                                         Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (866) 909-9473

Date of fiscal year end:     March 31

Date of reporting period:     February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Currency, Fixed Income and Alternative Funds

Semi-Annual Report

February 28, 2013

Currency Funds:

WisdomTree Brazilian Real Fund (BZF)

(formerly, WisdomTree Dreyfus Brazilian Real Fund)

WisdomTree Chinese Yuan Fund (CYB)

(formerly, WisdomTree Dreyfus Chinese Yuan Fund)

WisdomTree Commodity Currency Fund (CCX)

(formerly, WisdomTree Dreyfus Commodity Currency Fund)

WisdomTree Emerging Currency Fund (CEW)

(formerly, WisdomTree Dreyfus Emerging Currency Fund)

WisdomTree Indian Rupee Fund (ICN)

(formerly, WisdomTree Dreyfus Indian Rupee Fund)

Fixed Income Funds:

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

Alternative Funds:

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Brazilian Real Fund (BZF)

(formerly, WisdomTree Dreyfus Brazilian Real Fund)

Investment Breakdown† as of 2/28/13

Investment Type	% of Net Assets
U.S. Government Obligations	98.5%
Repurchase Agreement	4.6%
Other Assets less Liabilities‡	-3.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/13

Description	% of Net Assets
U.S. Treasury Bill, 0.04%, 3/28/13	45.2%
U.S. Treasury Bill, 0.11%, 4/18/13	40.6%
U.S. Treasury Bill, 0.03%, 3/07/13	12.7%
Citigroup, Inc., tri-party repurchase agreement, 0.20%, 3/01/13††	4.6%
*	The holdings are subject to change and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency security.

The WisdomTree Brazilian Real Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 5.00% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 2.37% based on NAV for the six-month period. This was largely due to the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	5.00%	-7.93%	3.60%	3.84%
Fund Market Price Returns	5.22%	-7.58%	3.50%	3.59%
Brazilian real	2.63%	-13.16%	-2.92%	-3.60%
JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil	5.18%	-7.45%	4.37%	5.21%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	1

Performance Summary (unaudited)

WisdomTree Chinese Yuan Fund (CYB)

(formerly, WisdomTree Dreyfus Chinese Yuan Fund)

Investment Breakdown† as of 2/28/13

Investment Type	% of Net Assets
U.S. Government Obligations	67.6%
Time Deposits	24.2%
Repurchase Agreement	9.4%
Other Assets less Liabilities‡	-1.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/13

Description	% of Net Assets
U.S. Treasury Bill, 0.04%, 3/28/13	39.0%
U.S. Treasury Bill, 0.11%, 4/18/13	20.4%
Citigroup, Inc., tri-party repurchase agreement, 0.20%, 3/01/13††	9.4%
U.S. Treasury Bill, 0.02%, 3/07/13	8.2%
Deutsche Bank AG, 1.60%, 3/22/13	6.1%
Standard Chartered Bank, 1.71%, 3/22/13	6.1%
Barclays Bank PLC, 1.50%, 3/22/13	6.0%
JPMorgan Chase & Co., 1.25%, 3/22/13	6.0%
*	The holdings are subject to change and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency security.

The WisdomTree Chinese Yuan Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 2.46% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 0.47% based on NAV for the six-month period. This outperformance was largely the result of the Fund’s investments in U.S. money market instruments, forward currency contracts, and locally-denominated time deposits.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	2.46%	1.41%	1.77%	1.78%
Fund Market Price Returns	2.34%	1.45%	1.64%	1.54%
Chinese yuan	1.99%	1.15%	3.13%	2.47%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	2.53%	2.24%	2.64%	2.99%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Commodity Currency Fund (CCX)

(formerly, WisdomTree Dreyfus Commodity Currency Fund)

Investment Breakdown† as of 2/28/13

Investment Type	% of Net Assets
U.S. Government Obligations	92.6%
Repurchase Agreement	6.4%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/13

Description	% of Net Assets
U.S. Treasury Bill, 0.04%, 3/28/13	58.6%
U.S. Treasury Bill, 0.11%, 4/18/13	34.0%
Citigroup, Inc., tri-party repurchase agreement, 0.20%, 3/01/13††	6.4%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Commodity Currency Fund (the “Fund”) seeks to achieve total returns reflective of money market rates in selected commodity-producing countries and changes in value of such countries’ currencies relative to the U.S. dollar. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. The Fund intends to invest in commodity-producing countries, such as Australia, Brazil, Canada, Chile, Colombia, Indonesia, Malaysia, New Zealand, Norway, Peru, Russia and South Africa. This list may change based on market developments. Although this Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 1.96% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund outperformed its benchmark, the Barclays Commodity Producers Currency Index (CPCI-6), by 0.50% based on NAV for the six-month period. This outperformance was largely the result of the Fund’s allocation to the Chilean peso and New Zealand dollar.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.96%	-2.87%	2.71%
Fund Market Price Returns	1.72%	-2.52%	2.62%
Barclays Commodity Producers Currency Index (CPCI-6)	1.46%	-5.06%	1.43%
Equal-Weighted Commodity Currency Composite	2.35%	-2.04%	3.51%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on September 24, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	3

Performance Summary (unaudited)

WisdomTree Emerging Currency Fund (CEW)

(formerly, WisdomTree Dreyfus Emerging Currency Fund)

Investment Breakdown† as of 2/28/13

Investment Type	% of Net Assets
U.S. Government Obligations	70.1%
Repurchase Agreement	28.7%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/13

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.20%, 3/01/13††	28.7%
U.S. Treasury Bill, 0.09%, 3/14/13	25.7%
U.S. Treasury Bill, 0.11%, 4/18/13	22.2%
U.S. Treasury Bill, 0.02%, 3/07/13	15.8%
U.S. Treasury Bill, 0.04%, 3/28/13	6.4%
*	The holdings are subject to change and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Emerging Currency Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 4.03% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund outperformed its industry benchmark, the JP Morgan Emerging Local Markets Index Plus, by 0.58% based on NAV for the six-month period. This was largely due to the Fund’s underweight in Hong Kong and Singapore relative to the benchmark.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.03%	-0.70%	2.10%	4.13%
Fund Market Price Returns	3.63%	-0.57%	1.96%	3.81%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	3.45%	0.84%	2.28%	4.57%
Equal-Weighted Emerging Currency Composite	4.02%	-0.07%	2.88%	4.95%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 6, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Indian Rupee Fund (ICN)

(formerly, WisdomTree Dreyfus Indian Rupee Fund)

Investment Breakdown† as of 2/28/13

Investment Type	% of Net Assets
U.S. Government Obligations	74.3%
Repurchase Agreement	25.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/13

Description	% of Net Assets
U.S. Treasury Bill, 0.04%, 3/28/13	39.0%
Citigroup, Inc., tri-party repurchase agreement, 0.20%, 3/01/13††	25.1%
U.S. Treasury Bill, 0.11%, 4/18/13	23.1%
U.S. Treasury Bill, 0.03%, 3/07/13	12.2%
*	The holdings are subject to change and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency security.

The WisdomTree Indian Rupee Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 6.50% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 2.98% based on NAV for the six-month period. This was the result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	6.50%	-2.57%	0.10%	0.76%
Fund Market Price Returns	4.36%	-3.44%	-0.47%	0.34%
Indian rupee	3.52%	-8.98%	-4.93%	-4.81%
JP Morgan Emerging Local Markets Index Plus (ELMI+) India	5.26%	-3.03%	0.44%	1.68%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	5

Performance Summary (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

Country Breakdown† as of 2/28/13

Country	% of Net Assets
Thailand	11.1%
Malaysia	11.0%
South Korea	10.8%
Australia	10.7%
Indonesia	10.7%
United States	9.7%
Philippines	5.6%
New Zealand	5.5%
China	5.4%
India	5.0%
Hong Kong	4.6%
Singapore	4.5%
Other Assets less Liabilities‡	5.4%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/13

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.20%, 3/01/13††	9.7%
Indonesia Government, 7.38%, 9/15/16, Series FR55	3.8%
Malaysian Government, 3.84%, 8/12/15, Series 0110	3.5%
Korea Treasury Bond, 4.50%, 3/10/15, Series 1503	3.4%
Republic of Philippines, 4.95%, 1/15/21	3.4%
Malaysian Government, 4.01%, 9/15/17, Series 0210	3.2%
Queensland Treasury Corp., 6.00%, 7/21/22, Series 22	3.1%
Indonesia Government, 7.00%, 5/15/22, Series FR61	3.1%
Thailand Government Bond, 2.80%, 10/10/17	3.1%
Korea Treasury Bond, 2.75%, 9/10/17, Series 1709	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Asia Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of a broad range of Asian countries.

The Fund returned 3.56% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the HSBC Asian Local Bond Index, by 1.34% based on NAV for the six-month period. This was the result of the Fund’s investments in shorter duration securities that underperformed as central banks in Asia cut interest rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	3.56%	2.24%	4.64%
Fund Market Price Returns	3.53%	2.54%	4.57%
HSBC Asian Local Bond Index	4.90%	4.77%	6.98%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on March 17, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

Country Breakdown† as of 2/28/13

Country	% of Net Assets
Australia	86.1%
New Zealand	12.0%
Other Assets less Liabilities‡	1.9%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/13

Description	% of Net Assets
Inter-American Development Bank, 6.00%, 5/25/16	4.1%
Australian Government Bond, 5.50%, 4/21/23, Series 133	4.1%
New Zealand Government Bond, 6.00%, 12/15/17, Series 1217	3.7%
Tasmanian Public Finance, 6.50%, 4/15/15, Series 15	3.6%
Australian Government Bond, 4.25%, 7/21/17, Series 135	3.5%
Australian Government Bond, 5.50%, 1/21/18, Series 132	3.4%
Treasury Corp. of Victoria, 5.50%, 11/15/18, Series 1118	3.4%
Australian Government Bond, 5.75%, 5/15/21, Series 124	3.3%
Export Development Canada, 5.25%, 8/10/15	3.2%
Australian Government Bond, 4.50%, 4/15/20, Series 126	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The Wisdom Tree Australia & New Zealand Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its investment objective through investments in fixed income instruments denominated in Australian or New Zealand dollars.

The Fund returned 0.58% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the Citigroup Australian Broad Investment-Grade Bond Index, by 0.03% based on NAV for the six-month period. This was the result of the Fund’s investments in shorter duration securities that underperformed as the Royal Bank of Australia cut interest rates.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.58%	1.86%	8.70%	5.10%
Fund Market Price Returns	0.22%	2.52%	8.53%	4.84%
Citigroup Australian Broad Investment-Grade Bond Index[2]	0.61%	2.85%	13.05%	10.39%
BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index	4.52%	0.89%	8.74%	5.44%
Spliced Australia & New Zealand Debt Composite	1.19%	3.16%	9.99%	6.15%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on June 25, 2008.
[2]

Previously, the Fund’s performance was compared to the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index as its primary benchmark. The Fund’s investment adviser has elected to compare the Fund’s performance to the Citigroup Australian Broad Investment-Grade Bond Index because it believes this is the most appropriate measure for comparison to the Fund’s performance.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	7

Performance Summary (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown† as of 2/28/13

Country	% of Net Assets
Brazil	26.1%
Russia	21.6%
Mexico	20.0%
Jamaica	4.0%
Hong Kong	3.6%
India	3.3%
Indonesia	3.3%
United Arab Emirates	3.2%
Kazakhstan	2.9%
Colombia	2.8%
Qatar	2.8%
Venezuela	2.6%
Peru	1.9%
Other Assets less Liabilities‡	1.9%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/13

Description	% of Net Assets
Petroleos Mexicanos, 5.50%, 1/21/21	6.7%
Petrobras International Finance Co., 5.38%, 1/27/21	5.7%
Cemex Finance LLC, 9.50%, 12/14/16	4.4%
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	4.1%
VimpelCom Holdings B.V., 7.50%, 3/01/22	4.1%
Digicel Group Ltd., Private Placement, 8.25%, 9/30/20	4.0%
Vale Overseas Ltd., 4.38%, 1/11/22	3.7%
Braskem Finance Ltd., 5.75%, 4/15/21	3.4%
Vedanta Resources PLC, 8.25%, 6/07/21	3.3%
PT Pertamina (Persero), 5.25%, 5/23/21	3.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

The Fund returned 4.44% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad, by 0.47% based on NAV for the six-month period. This was the result of the Fund’s overweight to investments in emerging market corporate bonds in the Oil & Gas sector.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.60%.

Performance as of 2/28/13

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	4.44%	10.33%
Fund Market Price Returns	4.47%	10.78%
JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad	4.91%	10.23%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown† as of 2/28/13

Country	% of Net Assets
Mexico	10.4%
Brazil	10.2%
Malaysia	10.2%
Indonesia	10.0%
Turkey	7.0%
Russia	6.7%
Poland	6.6%
South Africa	6.3%
South Korea	4.9%
Thailand	4.8%
Philippines	3.7%
Peru	3.4%
China	3.3%
Chile	3.3%
Colombia	3.2%
United States	2.8%
Other Assets less Liabilities‡	3.2%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/13

Description	% of Net Assets
Federal Republic of Brazil, 10.25%, 1/10/28	3.2%
Republic of Chile, 5.50%, 8/05/20	3.1%
Russian Foreign Bond, 7.85%, 3/10/18	2.8%
Citigroup, Inc., tri-party repurchase agreement, 0.20%, 3/01/13††	2.8%
Republic of Philippines, 4.95%, 1/15/21	2.1%
Poland Government Bond, 4.75%, 4/25/17, Series 0417	1.9%
Turkey Government Bond, 9.00%, 1/27/16	1.9%
Malaysian Government, 4.38%, 11/29/19, Series 0902	1.9%
Poland Government Bond, 5.75%, 4/25/14, Series 0414	1.8%
Federal Republic of Brazil, 12.50%, 1/05/22	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

The Fund returned 6.23% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the JP Morgan Government Bond Index — Emerging Markets (GBI-EM) Global Diversified Index, by 1.05% based on NAV for the six-month period. This was the result of the Fund’s overweight to investments in Asia relative to the index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	6.23%	4.80%	6.54%
Fund Market Price Returns	5.90%	5.10%	6.29%
JP Morgan GBI-EM Global Diversified Index	7.28%	6.09%	7.42%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on August 9, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	9

Performance Summary (unaudited)

WisdomTree Euro Debt Fund (EU)

Country Breakdown† as of 2/28/13

Country	% of Net Assets
Germany	19.5%
Luxembourg	18.7%
France	17.4%
Netherlands	9.8%
Belgium	9.5%
Finland	8.7%
Sweden	4.8%
Austria	4.8%
Denmark	4.2%
Other Assets less Liabilities‡	2.6%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/13

Description	% of Net Assets
Bundesrepublik Deutschland, 4.75%, 7/04/28, Series 98	7.0%
France Government Bond OAT, 3.50%, 4/25/20	5.3%
France Government Bond OAT, 4.25%, 4/25/19	5.2%
International Bank for Reconstruction & Development, 3.88%, 5/20/19	4.7%
Nordic Investment Bank, 3.00%, 4/08/14	4.7%
Council of Europe Development Bank, 3.00%, 7/13/20	4.7%
European Union, 3.38%, 5/10/19	4.7%
Landwirtschaftliche Rentenbank, 3.75%, 2/11/16	4.4%
KFW, 4.13%, 7/04/17	3.7%
Netherlands Government Bond, 5.50%, 1/15/28	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Euro Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in euros.

The Fund returned 4.48% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the BofA Merrill Lynch Euro Government Index, by 3.41% based on NAV for the six-month period. This was a result of the Fund’s avoidance of debt from Portugal, Italy, Ireland, and Spain.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.35%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.48%	3.50%	1.50%	-1.17%
Fund Market Price Returns	4.27%	7.64%	1.42%	-1.29%
BofA Merrill Lynch Euro Government Index[2]	7.89%	4.44%	2.94%	2.01%
BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index	3.75%	-2.10%	-0.85%	-2.31%
Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite	4.68%	3.84%	2.07%	-0.56%
Spliced Euro Debt Composite	7.89%	4.44%	2.83%	-0.09%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on May 14, 2008.
[2]

Previously, the Fund’s performance was compared to the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index as its primary benchmark. The Fund’s adviser has elected to compare the Fund’s performance to the BofA Merrill Lynch Euro Government Index because it believes this is the most appropriate measure for comparison to the Fund’s performance.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Global Corporate Bond Fund (GLCB)

Country Breakdown† as of 2/28/13

Country	% of Net Assets
United States	51.0%
United Kingdom	9.5%
Russia	4.4%
Italy	4.4%
Mexico	3.5%
France	3.2%
Brazil	3.0%
Hong Kong	2.9%
Germany	2.9%
Spain	2.9%
Netherlands	2.6%
Australia	2.5%
Belgium	2.3%
Canada	1.5%
Colombia	1.0%
Luxembourg	0.4%
Other Assets less Liabilities‡	2.0%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/13

Description	% of Net Assets
Bank of America Corp., 3.30%, 1/11/23	3.3%
HSBC Bank PLC, 3.88%, 10/24/18	3.1%
Citigroup, Inc., 4.50%, 1/14/22	3.1%
Intesa Sanpaolo SpA, 3.88%, 1/16/18	3.0%
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	3.0%
Daimler Chrysler Group LLC, 8.25%, 6/15/21	2.9%
Hutchison Whampoa International 12 II Ltd., 2.00%, 11/08/17	2.9%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	2.9%
Nara Cable Funding Ltd., 8.88%, 12/01/18	2.9%
Wells Fargo & Co., 2.10%, 5/08/17	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective through investment in debt securities issued by corporate entities that are organized in or maintain their principal place of business in countries throughout the world, including the U.S. The issuers of such debt will include public, private, and state-owned or sponsored corporations.

The Fund returned 1.00% on net asset value (“NAV”) since its inception on January 31, 2013 through February 28, 2013 (for more complete performance information please see below). The Fund outperformed its industry benchmark, the Barclays Global Credit Index (Hedged), by 0.30% based on NAV for the period. This was the result of the Fund’s overweight in investments in global high yield bonds.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 11, 2013, the Fund’s net and gross annual expense ratios were 0.45% and 0.50%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.45% through January 10, 2014.

Performance as of 2/28/13

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	1.00%
Fund Market Price Returns	0.89%
Barclays Global Credit Index (Hedged)	0.70%
Global Corporate Bond Composite (Hedged)	0.75%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on January 31, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	11

Performance Summary (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

Country Breakdown† as of 2/28/13

Country	% of Net Assets
United States	50.9%
Mexico	5.1%
South Africa	4.7%
United Kingdom	4.7%
Sweden	4.4%
Turkey	4.4%
France	4.3%
Brazil	4.3%
Canada	4.3%
Australia	4.2%
Other Assets less Liabilities‡	8.7%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/13

Description	% of Net Assets
U.S. Treasury Bill, 0.07%, 3/21/13	20.7%
U.S. Treasury Bill, 0.07%, 4/18/13	8.5%
U.S. Treasury Inflation Indexed Notes, 1.13%, 1/15/21	6.1%
U.S. Treasury Inflation Indexed Bond, 2.38%, 1/15/25	6.1%
U.S. Treasury Inflation Indexed Notes, 1.38%, 1/15/20	6.0%
Swedish Government Index Linked Bond, 4.00%, 12/01/20, Series 3102	4.4%
Morgan Stanley, Inflation Linked, Private Placement, 5.40%, 5/15/15	4.3%
Australian Index Linked Bond, 4.00%, 8/20/20, Series 20CI	4.2%
U.S. Treasury Inflation Indexed Notes, 2.13%, 1/15/19	3.3%
Turkey Government Index Linked Bond 4.00%, 4/01/20	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Real Return Fund (the “Fund”) seeks total returns (capital appreciation plus income) that exceed the rate of inflation over long-term investment horizons.

The Fund returned 0.36% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the BofA Merrill Lynch Global Diversified Inflation-Linked Index by 2.89% based on NAV for the six-month period. This was the result of the negative performance of its allocation to commodity strategies.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.61%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	0.36%	-0.19%	-0.54%
Fund Market Price Returns	-1.96%	-1.23%	-2.83%
BofA Merrill Lynch Global Diversified Inflation-Linked Index	3.25%	4.01%	5.57%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on July 14, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

Investment Breakdown† as of 2/28/13

Investment Type	% of Net Assets
U.S. Government Obligations	90.3%
Other Assets less Liabilities‡	9.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/13

Description	% of Net Assets
U.S. Treasury Bill, 0.11%, 4/18/13	82.5%
U.S. Treasury Bill, 0.07%, 4/04/13	6.1%
U.S. Treasury Bill, 0.04%, 3/14/13	1.7%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to achieve positive total returns in rising or falling markets.

The Fund returned -1.42% on net asset value (“NAV”) for the six-month period ended February 28, 2013 (for more complete performance information please see below). The Fund underperformed its industry benchmark, the Diversified Trends Indicator by 0.61% based on NAV for the six-month period. This was primarily due to deductions for Fund expenses and transaction costs.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2013, the Fund’s annual expense ratio was 0.96%.

Performance as of 2/28/13

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-1.42%	-6.07%	-8.38%
Fund Market Price Returns	-1.25%	-5.95%	-8.41%
Diversified Trends Indicator	-0.81%	-4.98%	-7.27%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca on January 5, 2011.

Alpha Financial Technologies, LLC (“AFT”) has developed, maintained and owns rights to the methodology that is employed in connection with the Diversified Trends Indicator™ (“DTI”). DTI® is a registered mark of AFT. The Fund is not sponsored, endorsed, sold or promoted by AFT. The DTI was created, compiled, maintained and is owned by AFT without regard to the Fund. The DTI is licensed on an “as is” basis without warranties or guarantees or other terms concerning merchantability, absence of defects, fitness or use for a particular purpose, timeliness, accuracy, completeness, currentness or quality. Neither AFT nor its affiliates make any warranties or guarantees as to the results to be obtained in connection with the use of the DTI or an investment in the Fund, and AFT and its affiliates shall have no liability in connection with any Fund investment.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	13

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Barclays Commodity Producers Currency Index (CPCI-6):

The Barclays Commodity Producers Currency Index (“CPCI-6”) tracks the performance of long positions in the equally weighted six commodity currencies versus the U.S. dollar, expressed through one-month cash settled forward rate agreements. The six commodity currencies included in CPCI-6 are the Australian dollar, Brazilian real, Canadian dollar, Norwegian krone, Russian ruble, and South African rand. These currencies are selected to represent six resource rich economies, diversified in terms of geography, major commodities items exported and across developed and emerging economies.

Barclays Global Credit Index (Hedged):

The Barclays Global Credit Index (Hedged) contains investment-grade and high-yield credit securities from the Barclays Multiverse Index, which is a broad-based measure of the global fixed-income bond market. The Barclays Multiverse Index is the union of the Barclays Global Aggregate Index and the Barclays Global High Yield Index and captures investment grade and high yield securities in all eligible currencies. The Barclays Multiverse Index family includes a wide range of standard and customized subindices by sector, quality, maturity, and country.

BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index:

The BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month euro-denominated bank deposits.

BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index:

The BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index is a subset of the BofA Merrill Lynch Euro Government Index. It is a market capitalization-weighted index that tracks the performance of euro-denominated sovereign debt publicly issued by Euro member countries excluding Greece, Ireland, Italy, Portugal and Spain as the country of risk.

BofA Merrill Lynch Euro Government Index:

The BofA Merrill Lynch Euro Government Index is a market capitalization-weighted index that tracks the performance of euro-denominated sovereign debt publicly issued by Euro member countries.

BofA Merrill Lynch Global Diversified Inflation-Linked Index:

The BofA Merrill Lynch Global Diversified Inflation-Linked Index is a broad, market value-weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency.

BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index:

The BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month New Zealand dollar-denominated bank deposits.

Citigroup Australian Broad Investment-Grade Bond Index:

The Citigroup Australian Broad Investment-Grade Bond Index is a market capitalization weighted index designed to represent the Australian fixed-coupon bond market, including government, semi-government, and investment grade credit markets (including supranational issuers).

14	WisdomTree Currency, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

Diversified Trends Indicator:

The Diversified Trends Indicator (“DTI”) is a long/short rules-based index that consists of ten commodity sectors and eight financial sectors. Each month the DTI Index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 40% commodities and 60% financials (when energy is flat). Each sector (other than the energy sector) is positioned either long or short depending on the current market environment (the energy sector is positioned as either “long” or “flat” (i.e., no exposure)). The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

Equal-Weighted Commodity Currency Composite:

A composite incorporating equal-weighted exposures to the currencies within the Commodity Currency Fund was constructed as a benchmark for Fund performance. Returns for the individual emerging market currencies are represented by the return of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Returns for the individual developed market countries are represented by the returns of the BofA Merrill Lynch One-Month Constant Maturity LIBID Index for each country. The JP Morgan indices use a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the returns for emerging currency positions. The BofA Merrill Lynch indices track a consistent investment in one-month bank deposits denominated in the specified currency. Within the composite, currency exposures are rebalanced back to equal-weight at the end of the month in which the Fund rebalances its portfolio. Changes to currencies within the Fund are reflected in the composite at the end of the month they are added to, or deleted from, the Fund.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Fund was constructed as an additional gauge of Emerging Currency Fund performance. Currently, the composite tracks the returns for the currencies of the following countries: Brazil, Chile, Mexico, Poland, Indonesia, South Africa, Turkey, India, China, Russia and South Korea, using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Euro Zone Area:

The area encompassing the European Union Member States whose currency is the euro and in which there is a single monetary policy. It currently comprises Belgium, Germany, Greece, Spain, Estonia, Ireland, France, Italy, Cyprus, Luxembourg, Malta, the Netherlands, Austria, Portugal, Slovenia, Slovakia and Finland.

Forward Currency Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

WisdomTree Currency, Fixed Income and Alternative Funds	15

Description of Terms and Indexes (unaudited) (continued)

Global Corporate Bond Composite (Hedged):

The Global Corporate Bond Composite (Hedged) consists of a blend of 75% Barclays Global Aggregate Corporate Index — Hedged USD and 25% Barclays Global High Yield Index — Hedged USD. The Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed-rate debt markets. The Barclays Global High-Yield Index provides a broad-based measure of the global high-yield fixed income markets.

HSBC Asian Local Bond Index:

The HSBC Asian Local Bond Index (“ALBI”) tracks the total return performance of a bond portfolio which consists of local currency denominated, high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries: Korea, Hong Kong, India, Singapore, Taiwan, Malaysia, Thailand, the Philippines, Indonesia and China.

JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad:

The JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad is a market capitalization weighted index consisting of U.S. dollar-denominated emerging market corporate bonds. The index serves as a global corporate benchmark representing Asia, Latin America, Europe and Middle East / Africa. U.S. dollar-denominated corporate issues from index-eligible countries are narrowed further by only including issues with more than $300 million current face outstanding and at least five years to maturity (at the time of inclusion into the index).

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The Brazil subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) India:

The India subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Indian rupee money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market-capitalization methodology in which individual

16	WisdomTree Currency, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (concluded)

issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

JP Morgan New Zealand Government Bond Index:

The JP Morgan New Zealand Government Bond Index is a market capitalization weighted index of locally denominated, fixed rate government debt.

LIBID:

London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Sovereign Debt:

Debt that is the direct obligation of a government issuer.

Spliced Australia & New Zealand Debt Composite:

A spliced index which tracks the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index through October 24, 2011. Thereafter, the composite tracks an 80% / 20% weighted exposure to the local currency bond markets of Australia and New Zealand, respectively. Performance for Australia is proxied by the total returns of the Citigroup Australian Broad Investment-Grade Bond Index. Performance for the New Zealand bond market is proxied by the JP Morgan New Zealand Government Bond Index. Country exposures are rebalanced back to target weighting quarterly.

Spliced Euro Debt Composite:

A spliced index which tracks the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011. Thereafter, the composite tracks the BofA Merrill Lynch Euro Government Index.

Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite:

A spliced index which tracks the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011. Thereafter, the composite tracks the BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index.

Spot Rate:

A “spot” rate is the foreign exchange market price at which a currency will be delivered on the settlement date. Spot rate is the starting point for all foreign exchange transactions. The Brazilian real “spot” return rate relative to the U.S. Dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate using WM/Reuters London closing rates. The Chinese yuan and Indian rupee “spot” return rate relative to the U.S. Dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate using Tullett Prebon Singapore closing rates.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

WisdomTree Currency, Fixed Income and Alternative Funds	17

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013 for all funds except WisdomTree Global Corporate Bond Fund for which the period is January 31, 2013 (commencement of operations) to February 28, 2013.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 9/1/12 to 2/28/13” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	WisdomTree Currency, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Annualized Expense Ratio Based on the Period 9/1/12 to 2/28/13	Expenses Paid During the Period† 9/1/12 to 2/28/13
WisdomTree Brazilian Real Fund
Actual	$1,000.00	$1,050.00	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Chinese Yuan Fund
Actual	$1,000.00	$1,024.60	0.45%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Commodity Currency Fund
Actual	$1,000.00	$1,019.60	0.55%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Emerging Currency Fund
Actual	$1,000.00	$1,040.30	0.55%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Indian Rupee Fund
Actual	$1,000.00	$1,065.00	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Asia Local Debt Fund
Actual	$1,000.00	$1,035.60	0.55%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Australia & New Zealand Debt Fund
Actual	$1,000.00	$1,005.80	0.45%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Emerging Markets Corporate Bond Fund
Actual	$1,000.00	$1,044.40	0.60%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
WisdomTree Emerging Markets Local Debt Fund
Actual	$1,000.00	$1,062.30	0.55%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Euro Debt Fund
Actual	$1,000.00	$1,044.80	0.35%	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
WisdomTree Global Corporate Bond Fund*
Actual	$1,000.00	$1,010.00	0.45%	$0.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Global Real Return Fund (consolidated)
Actual	$1,000.00	$1,003.60	0.60%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
WisdomTree Managed Futures Strategy Fund (consolidated)
Actual	$1,000.00	$985.80	0.95%	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period) except “Actual” expenses for WisdomTree Global Corporate Bond Fund are calculated by multiplying by 29/365 (to reflect the period since commencement of operations).

*	Commencement of operations was on January 31, 2013.

WisdomTree Currency, Fixed Income and Alternative Funds	19

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Fund (BZF)

February 28, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.5%
Treasury Bills – 98.5%
U.S. Treasury Bills
0.03%, 3/07/13*	$7,000,000	$6,999,966
0.04%, 3/28/13*	25,000,000	24,999,185
0.11%, 4/18/13*	22,450,000	22,446,639

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $54,445,891)		54,445,790
REPURCHASE AGREEMENT – 4.6%
United States – 4.6%
Citigroup, Inc., tri-party repurchase agreement dated 2/28/13, 0.20% due 3/1/13; Proceeds at maturity – $2,555,088 (fully collateralized by Ginnie Mae, 3.50% due 9/20/42; Market value – $2,682,828)
(Cost: $2,555,074)	2,555,074	2,555,074
TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $57,000,965)(a)		57,000,864
Liabilities in Excess of Cash and Other Assets – (3.1)%		(1,711,934)

NET ASSETS – 100.0%		$55,288,930
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

20	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Fund (CYB)

February 28, 2013

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS – 67.6%
Treasury Bills – 67.6%
U.S. Treasury Bills
0.02%, 3/07/13*	$18,000,000		$17,999,914
0.04%, 3/28/13*	86,117,000		86,114,191
0.11%, 4/18/13*	45,000,000		44,993,264

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $149,107,614)			149,107,369
TIME DEPOSITS – 24.2%
China – 24.2%
Barclays Bank PLC 1.50%, 3/22/13	83,043,993	CNH	13,348,978
Deutsche Bank AG 1.60%, 3/22/13	83,212,493	CNH	13,376,064
JPMorgan Chase & Co. 1.25%, 3/22/13	82,899,640	CNH	13,325,774
Standard Chartered Bank 1.71%, 3/22/13	83,048,342	CNH	13,349,677

TOTAL TIME DEPOSITS (Cost: $53,275,889)			53,400,493
REPURCHASE AGREEMENT – 9.4%
United States – 9.4%
Citigroup, Inc., tri-party repurchase agreement dated 2/28/13, 0.20% due 3/1/13; Proceeds at maturity – $20,637,957 (fully collateralized by Fannie Mae, 4.00% due 5/1/42; Market value – $21,669,735)
(Cost: $20,637,842)	$20,637,842		20,637,842
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $223,021,345)(a)			223,145,704
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.2)%			(2,647,180)

NET ASSETS – 100.0%			$220,498,524

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

CNH – Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	21

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Fund (CCX)

February 28, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 92.6%
Treasury Bills – 92.6%
U.S. Treasury Bills
0.04%, 3/28/13*	$13,750,000	$13,749,552
0.11%, 4/18/13*	8,000,000	7,998,802

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $21,748,393)		21,748,354
REPURCHASE AGREEMENT – 6.4%
United States – 6.4%

Citigroup, Inc. tri-party repurchase agreement dated 2/28/13, 0.20% due 3/1/13; Proceeds at maturity – $1,500,516 (fully collateralized by Ginnie Mae, 3.50% – 5.50% due 9/20/42 – 5/15/38; Market value – $1,575,533)

(Cost: $1,500,508)	1,500,508	1,500,508
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $23,248,901)(a)		23,248,862
Cash and Other Assets in Excess of Liabilities – 1.0%		228,381

NET ASSETS – 100.0%		$23,477,243
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

22	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Fund (CEW)

February 28, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 70.1%
Treasury Bills – 70.1%
U.S. Treasury Bills
0.02%, 3/07/13*	$50,000,000	$49,999,760
0.09%, 3/14/13*	81,500,000	81,497,148
0.04%, 3/28/13*	20,524,000	20,523,330
0.11%, 4/18/13*	70,274,000	70,263,481

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $222,284,194)		222,283,719
REPURCHASE AGREEMENT – 28.7%
United States – 28.7%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/13, 0.20% due 3/1/13; Proceeds at maturity – $90,971,863 (fully collateralized by Fannie Mae, 3.00% – 5.00% due 1/1/22 – 8/1/39, Freddie Mac, 5.00% due 5/1/41 and Ginnie Mae, 5.00% due 4/20/40; Market value – $95,519,926)

(Cost: $90,971,358)	90,971,358	90,971,358
TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $313,255,552)(a)		313,255,077
Cash and Other Assets in Excess of Liabilities – 1.2%		3,931,757

NET ASSETS – 100.0%		$317,186,834
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	23

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Fund (ICN)

February 28, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 74.3%
Treasury Bills – 74.3%
U.S. Treasury Bills
0.03%, 3/07/13*	$1,850,000	$1,849,991
0.04%, 3/28/13*	5,897,000	5,896,808
0.11%, 4/18/13*	3,500,000	3,499,476

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,246,294)		11,246,275
REPURCHASE AGREEMENT – 25.1%
United States – 25.1%
Citigroup, Inc. tri-party repurchase agreement dated 2/28/13, 0.20% due 3/1/13; Proceeds at maturity – $3,802,204 (fully collateralized by Ginnie Mae, 3.50% due 9/20/42; Market value – $3,992,292)
(Cost: $3,802,182)	3,802,182	3,802,182
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $15,048,476)(a)		15,048,457
Cash and Other Assets in Excess of Liabilities – 0.6%		84,392

NET ASSETS – 100.0%		$15,132,849
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

24	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2013

Investments	Principal Amount		Value

FOREIGN GOVERNMENT AGENCIES – 6.8%
Australia – 6.2%
New South Wales Treasury Corp. 6.00%, 4/01/16, Series 16	6,020,000	AUD	$6,670,391
Queensland Treasury Corp. 6.00%, 7/21/22, Series 22	13,580,000	AUD	15,723,380
Western Australian Treasury Corp. 7.00%, 4/15/15, Series 15	7,990,000	AUD	8,850,887

Total Australia			31,244,658
New Zealand – 0.6%
Queensland Treasury Corp. 7.13%, 9/18/17	3,320,000	NZD	3,109,379
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $34,267,279)			34,354,037
FOREIGN GOVERNMENT OBLIGATIONS – 67.7%
Australia – 0.9%
Australian Government Bond 6.25%, 4/15/15, Series 119	2,042,000	AUD	2,244,136
Eurofima 5.63%, 10/24/16	2,270,000	AUD	2,472,529

Total Australia			4,716,665
China – 4.8%
China Government Bond 1.00%, 12/01/13	31,500,000	CNY	5,027,660
3.30%, 10/27/14	17,220,000	CNY	2,826,308
1.80%, 12/01/15	27,000,000	CNY	4,303,881
2.48%, 12/01/20	33,500,000	CNY	5,274,094
2.36%, 8/18/21	35,000,000	CNY	5,421,709
3.10%, 6/29/22	6,500,000	CNY	1,057,829

Total China			23,911,481
Hong Kong – 4.6%
Hong Kong Government Bond 1.69%, 12/22/14	46,000,000	HKD	6,091,200
1.65%, 6/15/15	81,650,000	HKD	10,871,673
1.51%, 2/24/27	47,950,000	HKD	6,273,688

Total Hong Kong			23,236,561
Indonesia – 10.7%
Indonesia Government 11.25%, 5/15/14, Series FR51	45,196,000,000	IDR	5,060,923
7.38%, 9/15/16, Series FR55	169,710,000,000	IDR	19,221,284
5.25%, 5/15/18, Series FR66	61,000,000,000	IDR	6,483,580
12.80%, 6/15/21, Series FR34	48,120,000,000	IDR	7,508,906
7.00%, 5/15/22, Series FR61	134,135,000,000	IDR	15,667,776

Total Indonesia			53,942,469
Malaysia – 11.0%
Malaysian Government 3.21%, 5/31/13, Series 0509	42,530,000	MYR	13,766,426
3.43%, 8/15/14, Series 0211	23,360,000	MYR	7,600,266
3.84%, 8/12/15, Series 0110	53,320,000	MYR	17,571,515
4.01%, 9/15/17, Series 0210	47,980,000	MYR	16,059,739

Total Malaysia			54,997,946

New Zealand – 3.7%
New Zealand Government Bond 6.00%, 4/15/15, Series 415	12,379,000	NZD	$10,970,447
6.00%, 12/15/17, Series 1217	8,222,000	NZD	7,689,201

Total New Zealand			18,659,648
Philippines – 5.6%
Republic of Philippines 4.95%, 1/15/21	607,000,000	PHP	17,020,662
3.90%, 11/26/22	184,000,000	PHP	4,857,872
6.25%, 1/14/36	200,000,000	PHP	6,329,980

Total Philippines			28,208,514
Singapore – 4.5%
Singapore Government Bond 2.25%, 6/01/21	11,226,000	SGD	9,723,371
3.00%, 9/01/24	14,360,000	SGD	13,001,499

Total Singapore			22,724,870
South Korea – 10.8%
Korea Treasury Bond 4.50%, 3/10/15, Series 1503	17,870,000,000	KRW	17,120,989
4.00%, 9/10/15, Series 1509	14,000,000,000	KRW	13,376,401
2.75%, 9/10/17, Series 1709	15,240,000,000	KRW	14,113,367
4.25%, 6/10/21, Series 2106	9,521,000,000	KRW	9,672,130

Total South Korea			54,282,887
Thailand – 11.1%
Thailand Government Bond 5.25%, 5/12/14	350,000,000	THB	12,105,271
3.13%, 12/11/15	194,699,000	THB	6,586,723
4.13%, 11/18/16	179,780,000	THB	6,283,356
3.25%, 6/16/17	86,790,000	THB	2,940,422
2.80%, 10/10/17	463,685,000	THB	15,394,295
3.63%, 6/16/23	367,000,000	THB	12,355,946

Total Thailand			55,666,013
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $340,256,953)			340,347,054
SUPRANATIONAL BONDS – 10.4%
Australia – 3.6%
Asian Development Bank 5.50%, 2/15/16	6,540,000	AUD	7,132,463
International Finance Corp. 5.75%, 6/24/14	5,486,000	AUD	5,818,181
Nordic Investment Bank 6.00%, 4/06/15	4,900,000	AUD	5,308,428

Total Australia			18,259,072
China – 0.6%
Asian Development Bank 2.85%, 10/21/20	14,500,000	CNY	2,316,786
International Finance Corp. 1.80%, 1/27/16	5,000,000	CNY	787,584

Total China			3,104,370

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2013

Investments	Principal Amount		Value

India – 5.0%
European Bank for Reconstruction & Development 5.25%, 6/06/14	286,450,000	INR	$5,212,766
Inter-American Development Bank 2.50%, 3/11/13	293,000,000	INR	5,373,880
4.75%, 1/10/14	752,000,000	INR	13,647,719
4.75%, 10/25/15	39,800,000	INR	717,541

Total India			24,951,906
New Zealand – 1.2%
Inter-American Development Bank 6.25%, 6/22/16	1,616,000	NZD	1,456,952
International Bank for Reconstruction & Development 5.38%, 12/15/14	5,010,000	NZD	4,316,923

Total New Zealand			5,773,875
TOTAL SUPRANATIONAL BONDS (Cost: $55,993,892)			52,089,223
REPURCHASE AGREEMENT – 9.7%
United States – 9.7%

Citigroup, Inc. tri-party repurchase agreement dated 2/28/13, 0.20%
due 3/1/13; Proceeds at maturity – $48,561,059 (fully collateralized by Fannie Mae, 3.5% due 5/1/42 and Ginnie Mae, 4.50%-5.00% due 10/15/39 – 4/20/41; Market value – $50,988,829)

(Cost: $48,560,789)	$48,560,789		48,560,789
TOTAL INVESTMENTS IN SECURITIES – 94.6% (Cost: $479,078,913)(a)			475,351,103
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 5.4%			27,327,508

NET ASSETS – 100.0%			$502,678,611

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

CNY – Chinese yuan

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MYR – Malaysian ringgit

NZD – New Zealand dollar

PHP – Philippines peso

SGD – Singapore dollar

THB – Thai baht

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

26	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

February 28, 2013

Investments	Principal Amount		Value

FOREIGN GOVERNMENT AGENCIES – 37.3%
Australia – 37.3%
Australian Capital Territory 5.50%, 6/07/18	850,000	AUD	$944,130
Export Development Canada 5.75%, 2/11/14	1,020,000	AUD	1,070,627
5.25%, 8/10/15	2,150,000	AUD	2,312,520
New South Wales Treasury Corp. 5.50%, 8/01/14, Series 14	690,000	AUD	732,326
6.00%, 4/01/15, Series 15	150,000	AUD	162,917
5.50%, 3/01/17, Series 17	790,000	AUD	877,323
6.00%, 2/01/18, Series 18	1,265,000	AUD	1,440,668
6.00%, 5/01/20, Series 520	230,000	AUD	267,793
Northern Territory Treasury Corp. 5.75%, 7/14/14	500,000	AUD	530,433
6.25%, 10/20/15	500,000	AUD	551,468
4.75%, 9/20/18	200,000	AUD	215,809
Queensland Treasury Corp. 5.75%, 11/21/14, Series 14	100,000	AUD	107,142
6.00%, 10/21/15, Series 15	300,000	AUD	329,449
6.00%, 4/21/16, Series 16	1,000,000	AUD	1,106,854
6.00%, 9/14/17, Series 17	1,700,000	AUD	1,933,527
South Australian Government Financing Authority 5.75%, 4/20/15, Series 15	1,780,000	AUD	1,924,661
5.75%, 9/20/17, Series 17	1,405,000	AUD	1,571,770
Tasmanian Public Finance 5.50%, 6/23/14, Series 14	850,000	AUD	898,886
6.50%, 4/15/15, Series 15	2,355,000	AUD	2,578,194
Treasury Corp. of Victoria 5.75%, 11/15/16, Series 1116	1,020,000	AUD	1,136,363
5.50%, 11/15/18, Series 1118	2,125,000	AUD	2,392,757
Western Australian Treasury Corp. 5.50%, 4/23/14, Series 14	800,000	AUD	843,066
7.00%, 4/15/15, Series 15	805,000	AUD	891,735
6.00%, 10/16/23, Series 23	1,515,000	AUD	1,798,231
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $26,761,966)			26,618,649
FOREIGN GOVERNMENT OBLIGATIONS – 33.1%
Australia – 21.8%
Australian Government Bond
4.75%, 6/15/16, Series 130	900,000	AUD	979,434
4.25%, 7/21/17, Series 135	2,275,000	AUD	2,463,260
5.50%, 1/21/18, Series 132	2,150,000	AUD	2,459,075
5.25%, 3/15/19, Series 122	1,400,000	AUD	1,610,423
4.50%, 4/15/20, Series 126	1,925,000	AUD	2,146,184
5.75%, 5/15/21, Series 124	1,970,000	AUD	2,386,204
5.50%, 4/21/23, Series 133	2,385,000	AUD	2,890,965
4.75%, 4/21/27, Series 136	550,000	AUD	626,539

Total Australia			15,562,084
New Zealand – 11.3%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	770,000	NZD	682,385
6.00%, 12/15/17, Series 1217	2,790,000	NZD	2,609,204
5.00%, 3/15/19, Series 319	1,290,000	NZD	1,170,208
6.00%, 5/15/21, Series 521	1,665,000	NZD	1,617,793
5.50%, 4/15/23, Series 423	2,085,000	NZD	$1,983,886

Total New Zealand			8,063,476
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $23,306,362)			23,625,560
SUPRANATIONAL BONDS – 27.7%
Australia – 27.0%
Asian Development Bank
5.25%, 5/13/14	650,000	AUD	683,435
6.00%, 1/20/15	600,000	AUD	647,981
5.50%, 2/15/16	200,000	AUD	218,118
6.00%, 2/22/18	1,500,000	AUD	1,707,293
Council of Europe Development Bank
5.75%, 9/16/14	550,000	AUD	583,143
5.63%, 12/14/15	300,000	AUD	323,367
European Investment Bank
5.38%, 5/20/14	840,000	AUD	883,378
6.13%, 1/23/17	1,065,000	AUD	1,184,347
Inter-American Development Bank
6.00%, 5/25/16	2,645,000	AUD	2,933,835
6.50%, 8/20/19	450,000	AUD	531,332
International Bank For Reconstruction & Development
5.50%, 10/21/14	910,000	AUD	969,427
International Finance Corp.
5.75%, 6/24/14	640,000	AUD	678,752
5.75%, 3/16/15	1,170,000	AUD	1,262,008
5.75%, 7/28/20	500,000	AUD	570,784
KFW
6.00%, 1/29/15	380,000	AUD	408,937
5.75%, 5/13/15	690,000	AUD	746,095
6.25%, 12/04/19	1,345,000	AUD	1,555,111
Landwirtschaftliche Rentenbank
6.00%, 7/15/14	220,000	AUD	233,988
5.75%, 7/15/15	250,000	AUD	269,289
6.50%, 4/12/17	250,000	AUD	283,520
Nordic Investment Bank
6.00%, 8/20/14	850,000	AUD	907,518
6.00%, 4/06/15	1,560,000	AUD	1,690,030

Total Australia			19,271,688
New Zealand – 0.7%
European Investment Bank
6.50%, 9/10/14	182,000	NZD	158,249
KFW
6.38%, 2/17/15	400,000	NZD	350,368

Total New Zealand			508,617
TOTAL SUPRANATIONAL BONDS (Cost: $19,905,819)			19,780,305
TOTAL INVESTMENTS IN SECURITIES – 98.1% (Cost: $69,974,147)(a)			70,024,514
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.9%			1,335,270

NET ASSETS – 100.0%			$71,359,784

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

NZD – New Zealand dollar

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	27

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2013

Investments	Principal Amount	Value

FOREIGN CORPORATE BONDS – 94.9%
Brazil – 26.1%
Braskem Finance Ltd. 5.75%, 4/15/21	$4,138,000	$4,350,073
Centrais Eletricas Brasileiras S.A. 5.75%, 10/27/21	4,849,000	5,212,675
CSN Resources S.A. 6.50%, 7/21/20	2,139,000	2,304,772
Fibria Overseas Finance Ltd. 7.50%, 5/04/20	1,120,000	1,258,600
Odebrecht Finance Ltd. 6.00%, 4/05/23	3,670,000	4,170,037
Oi S.A., Private Placement 5.75%, 2/10/22(a)	3,726,000	3,889,012
Petrobras International Finance Co. 5.38%, 1/27/21	6,647,000	7,273,579
Vale Overseas Ltd. 4.38%, 1/11/22	4,469,000	4,653,056

Total Brazil		33,111,804
Colombia – 2.8%
Ecopetrol S.A. 7.63%, 7/23/19	2,825,000	3,573,625
Hong Kong – 3.6%
Hutchison Whampoa International 11 Ltd. 4.63%, 1/13/22	1,765,000	1,939,133
Noble Group Ltd. 6.75%, 1/29/20	2,403,000	2,661,322

Total Hong Kong		4,600,455
India – 3.3%
Vedanta Resources PLC 8.25%, 6/07/21	3,718,000	4,238,520
Indonesia – 3.3%
PT Pertamina (Persero) 5.25%, 5/23/21	3,870,000	4,218,300
Jamaica – 4.0%
Digicel Group Ltd., Private Placement 8.25%, 9/30/20(a)	4,650,000	5,024,325
Kazakhstan – 2.9%
KazMunayGaz National Co. 6.38%, 4/09/21	3,167,000	3,729,143
Mexico – 20.0%
Cemex Finance LLC 9.50%, 12/14/16(b)	5,172,000	5,611,620
Grupo Bimbo SAB de CV 4.50%, 1/25/22	2,848,000	3,098,724
Mexichem SAB de CV 4.88%, 9/19/22(b)	950,000	1,004,625
Mexichem SAB de CV, Private Placement 4.88%, 9/19/22(a)	3,200,000	3,384,000
Petroleos Mexicanos 5.50%, 1/21/21	7,449,000	8,529,105
Southern Copper Corp. 5.25%, 11/08/42	3,830,000	3,742,389

Total Mexico		25,370,463

Peru – 1.9%
Volcan Cia Minera S.A.A., Private Placement 5.38%, 2/02/22(a)	$2,246,000	$2,431,295
Qatar – 2.8%
Qtel International Finance Ltd. 4.75%, 2/16/21(b)	3,156,000	3,526,830
Russia – 21.6%
Evraz Group S.A. 6.75%, 4/27/18	3,776,000	3,945,920
Gazprom OAO Via Gaz Capital S.A. 4.95%, 5/23/16	3,491,000	3,717,915
LUKOIL International Finance B.V. 6.13%, 11/09/20	3,598,000	4,101,720
Rosneft Oil Co. Via Rosneft International Finance Ltd. 3.15%, 3/06/17(b)	1,190,000	1,200,413
Rosneft Oil Co. Via Rosneft International Finance Ltd., Private Placement 3.15%, 3/06/17(a)	3,200,000	3,228,000
Severstal OAO Via Steel Capital S.A. 6.70%, 10/25/17(b)	2,142,000	2,350,845
TNK-BP Finance S.A. 7.25%, 2/02/20(b)	3,118,000	3,772,780
VimpelCom Holdings B.V. 7.50%, 3/01/22(b)	4,642,000	5,193,238

Total Russia		27,510,831
Venezuela – 2.6%
Petroleos de Venezuela S.A. 8.50%, 11/02/17	3,268,200	3,247,774
TOTAL FOREIGN CORPORATE BONDS (Cost: $117,976,477)		120,583,365
FOREIGN GOVERNMENT AGENCIES – 3.2%
United Arab Emirates – 3.2%
MDC-GMTM B.V. 5.50%, 4/20/21 (Cost: $3,836,531)	3,456,000	4,060,800
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.3%
United States – 14.3%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $18,179,610)(d)	18,179,610	18,179,610
TOTAL INVESTMENTS IN SECURITIES – 112.4% (Cost: $139,992,618)(e)		142,823,775
Liabilities in Excess of Cash and Other Assets – (12.4)%		(15,772,450)

NET ASSETS – 100.0%		$127,051,325
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 28, 2013.

(c)	Interest rate shown reflects yield as of February 28, 2013.

(d)	At February 28, 2013, the total market value of the Fund’s security on loan was $17,814,551 and the total market value of the collateral held by the Fund was $18,179,610.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

28	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2013

Investments	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – 84.9%
Brazil – 8.3%
Federal Republic of Brazil
12.50%, 1/05/16(a)	8,833,000 BRL	$5,294,171
12.50%, 1/05/22(a)	43,665,000 BRL	31,637,303
10.25%, 1/10/28(a)	88,789,000 BRL	57,640,322
Letra Tesouro Nacional
9.63%, 7/01/16(b)	36,735,000 BRL	13,894,641
Nota do Tesouro Nacional
10.00%, 1/01/21	42,860,000 BRL	22,422,606
10.00%, 1/01/23, Series F	37,215,000 BRL	19,546,349

Total Brazil		150,435,392
Chile – 3.1%
Bonos del Banco Central de Chile en Pesos 6.00%, 1/01/17	180,000,000 CLP	390,325
Republic of Chile 5.50%, 8/05/20(a)	23,822,500,000 CLP	55,853,577

Total Chile		56,243,902
China – 3.3%
China Government Bond
1.00%, 12/01/13	43,000,000 CNY	6,863,155
3.30%, 10/27/14	29,330,000 CNY	4,813,915
1.80%, 12/01/15	109,000,000 CNY	17,374,926
1.40%, 8/18/16	27,000,000 CNY	4,224,964
2.56%, 6/29/17	19,500,000 CNY	3,151,035
2.48%, 12/01/20	59,000,000 CNY	9,288,702
2.36%, 8/18/21	63,500,000 CNY	9,836,529
3.10%, 6/29/22	27,000,000 CNY	4,394,060

Total China		59,947,286
Colombia – 3.2%
Republic of Colombia
12.00%, 10/22/15(a)	37,453,000,000 COP	24,875,103
7.75%, 4/14/21	44,031,000,000 COP	30,844,205
9.85%, 6/28/27	2,762,000,000 COP	2,381,225

Total Colombia		58,100,533
Indonesia – 9.9%
Indonesia Government
11.00%, 10/15/14, Series FR26	75,811,000,000 IDR	8,670,971
9.50%, 6/15/15, Series FR27	148,891,000,000 IDR	17,097,050
10.75%, 5/15/16, Series FR30	49,065,000,000 IDR	6,015,947
7.38%, 9/15/16, Series FR55	178,000,000,000 IDR	20,160,206
6.25%, 4/15/17, Series FR60	59,346,000,000 IDR	6,529,927
10.00%, 7/15/17, Series FR28	50,000,000,000 IDR	6,253,128
5.25%, 5/15/18, Series FR66	85,548,000,000 IDR	9,092,743
11.00%, 11/15/20, Series FR31	139,526,000,000 IDR	19,804,635
8.25%, 7/15/21, Series FR53	103,330,000,000 IDR	12,894,260
7.00%, 5/15/22, Series FR61	158,910,000,000 IDR	18,561,645
8.38%, 9/15/26, Series FR56	212,086,000,000 IDR	26,779,460
8.25%, 6/15/32, Series FR58	212,499,000,000 IDR	26,715,281

Total Indonesia		178,575,253
Malaysia – 10.2%
Malaysian Government
3.43%, 8/15/14, Series 0211	83,873,000 MYR	27,288,401

3.84%, 8/12/15, Series 0110	74,363,000 MYR	$24,506,200
3.81%, 2/15/17, Series 0207	41,190,000 MYR	13,666,403
4.01%, 9/15/17, Series 0210	90,070,000 MYR	30,147,993
3.31%, 10/31/17, Series 0512	62,495,000 MYR	20,316,304
4.38%, 11/29/19, Series 0902	98,452,000 MYR	33,761,693
3.42%, 8/15/22, Series 0112	41,005,000 MYR	13,216,905
4.39%, 4/15/26, Series 0311	58,070,000 MYR	20,265,218

Total Malaysia		183,169,117
Mexico – 7.6%
Mexican Bonos Desarr
9.50%, 12/18/14, Series MI10	231,859,000 MXN	19,789,310
7.75%, 12/14/17, Series M10	306,176,000 MXN	27,122,944
8.50%, 12/13/18, Series M10	243,144,000 MXN	22,597,125
6.50%, 6/10/21, Series M	350,798,000 MXN	30,367,289
7.75%, 5/29/31, Series M	147,140,000 MXN	14,062,876
8.50%, 11/18/38, Series M 30	227,148,000 MXN	23,534,282

Total Mexico		137,473,826
Peru – 3.4%
Republic of Peru
9.91%, 5/05/15	11,120,000 PEN	5,102,878
8.60%, 8/12/17	17,648,000 PEN	8,629,810
7.84%, 8/12/20	38,750,000 PEN	18,926,095
8.20%, 8/12/26	17,050,000 PEN	9,231,508
6.95%, 8/12/31	22,530,000 PEN	10,922,380
6.90%, 8/12/37	17,148,000 PEN	8,434,477

Total Peru		61,247,148
Philippines – 3.7%
Republic of Philippines
7.88%, 2/19/19, Series 1048	260,400,000 PHP	7,978,564
4.95%, 1/15/21	1,337,000,000 PHP	37,490,322
3.90%, 11/26/22	118,000,000 PHP	3,115,374
6.25%, 1/14/36	176,000,000 PHP	5,570,383
7.63%, 9/29/36, Series 25-9	342,770,000 PHP	11,632,692

Total Philippines		65,787,335
Poland – 6.6%
Poland Government Bond
5.75%, 4/25/14, Series 0414	101,630,000 PLN	32,848,463
4.75%, 4/25/17, Series 0417	105,850,000 PLN	34,813,215
5.50%, 10/25/19, Series 1019(a)	73,738,000 PLN	25,604,441
5.25%, 10/25/20, Series 1020	34,025,000 PLN	11,723,676
5.75%, 9/23/22, Series 0922	40,382,000 PLN	14,530,078

Total Poland		119,519,873
Russia – 5.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
8.70%, 3/17/16	235,300,000 RUB	7,934,921
Russian Foreign Bond
7.85%, 3/10/18	1,430,000,000 RUB	50,484,909
Russian Government Bond—OFZ
6.80%, 12/11/19, Series 6210	466,760,000 RUB	15,618,328
7.60%, 7/20/22, Series 6209	422,790,000 RUB	14,734,199
Russian Railways Via Rzd Capital PLC
8.30%, 4/02/19	227,800,000 RUB	7,622,451

Total Russia		96,394,808

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2013

Investments	Principal Amount	Value

South Africa – 4.5%
Republic of South Africa
8.25%, 9/15/17, Series R203	181,460,000 ZAR	$22,208,166
7.25%, 1/15/20, Series R207	169,612,000 ZAR	19,892,412
10.50%, 12/21/26, Series R186	184,850,000 ZAR	26,308,868
6.25%, 3/31/36, Series R209	143,138,600 ZAR	12,736,587

Total South Africa		81,146,033
South Korea – 4.9%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	28,632,260,000 KRW	27,432,155
2.75%, 9/10/17, Series 1709	19,790,000,000 KRW	18,327,003
5.00%, 6/10/20, Series 2006	29,259,220,000 KRW	30,843,283
3.75%, 6/10/22, Series 2206	11,570,000,000 KRW	11,425,955

Total South Korea		88,028,396
Thailand – 4.8%
Thailand Government Bond 3.13%, 12/11/15	439,830,000 THB	14,879,575
4.13%, 11/18/16	464,390,000 THB	16,230,548
2.80%, 10/10/17	649,460,000 THB	21,562,006
5.13%, 3/13/18	517,275,000 THB	18,979,576
3.65%, 12/17/21	317,940,000 THB	10,796,494
3.58%, 12/17/27	147,870,000 THB	4,792,236

Total Thailand		87,240,435
Turkey – 6.1%
Turkey Government Bond 10.00%, 6/17/15	43,837,000 TRY	26,626,594
9.00%, 1/27/16	56,986,000 TRY	34,391,518
10.50%, 1/15/20	39,612,000 TRY	26,846,261
9.50%, 1/12/22	33,250,000 TRY	21,845,933

Total Turkey		109,710,306
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,528,839,047)		1,533,019,643
SUPRANATIONAL BONDS – 9.1%
Brazil – 1.9%
Asian Development Bank 9.25%, 4/30/13	10,120,000 BRL	5,153,159
International Bank For Reconstruction & Development 10.00%, 1/21/15	2,270,000 BRL	1,232,765
International Finance Corp. 9.25%, 9/16/13	12,965,000 BRL	6,702,507
8.25%, 1/15/14	2,950,000 BRL	1,530,132
5.00%, 12/21/15	39,910,000 BRL	19,744,055

Total Brazil		34,362,618
Chile – 0.2%
International Bank for Reconstruction & Development 4.25%, 1/28/15	1,450,000,000 CLP	3,065,215
Indonesia – 0.1%
Inter-American Development Bank 4.50%, 2/04/16	26,400,000,000 IDR	2,736,328

Mexico – 2.8%
Inter-American Development Bank 8.00%, 1/26/16	21,632,000 MXN	$1,905,039
7.50%, 12/05/24	167,197,000 MXN	15,298,755
International Bank for Reconstruction & Development 6.50%, 9/11/13	166,935,000 MXN	13,303,379
4.63%, 11/17/15	23,600,000 MXN	1,916,376
7.50%, 3/05/20	76,245,000 MXN	7,125,695
International Finance Corp. 6.00%, 1/28/16	128,810,000 MXN	10,796,373

Total Mexico		50,345,617
Russia – 1.4%
European Bank for Reconstruction & Development 6.50%, 2/09/15	59,610,000 RUB	1,981,763
6.75%, 5/12/17	236,850,000 RUB	8,050,655
European Investment Bank 6.50%, 12/15/15	103,750,000 RUB	3,475,832
6.50%, 9/30/16	212,800,000 RUB	7,155,302
6.75%, 6/13/17	115,470,000 RUB	3,913,132
International Bank for Reconstruction & Development 5.25%, 11/24/14	41,550,000 RUB	1,349,443

Total Russia		25,926,127
South Africa – 1.8%
European Investment Bank 8.00%, 10/21/13	38,630,000 ZAR	4,378,123
8.50%, 11/04/14	88,915,000 ZAR	10,442,833
9.00%, 12/21/18	50,360,000 ZAR	6,403,988
6.00%, 10/21/19	22,200,000 ZAR	2,446,461
International Bank for Reconstruction & Development 8.75%, 3/01/17	65,380,000 ZAR	8,137,579
International Finance Corp. 7.38%, 3/04/15	11,490,000 ZAR	1,342,613

Total South Africa		33,151,597
Turkey – 0.9%
European Investment Bank 9.63%, 4/01/15	16,450,000 TRY	9,940,038
7.25%, 1/25/16	3,245,000 TRY	1,905,884
14.00%, 7/05/16	5,210,000 TRY	3,623,668

Total Turkey		15,469,590
TOTAL SUPRANATIONAL BONDS (Cost: $172,251,809)		165,057,092
REPURCHASE AGREEMENT – 2.8%
United States – 2.8%

Citigroup, Inc. tri-party repurchase agreement dated 2/28/13, 0.20% due 3/1/13; Proceeds at maturity – $50,012,613 (fully collateralized by Ginnie Mae, 3.50% – 4.50% due 8/15/42 – 10/15/39; Market
value – $52,512,952)

(Cost: $50,012,335)	50,012,335	50,012,335

See Notes to Financial Statements.

30	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2013

Investments	Principal Amount	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $14,421,148)(d)	14,421,148	$14,421,148
TOTAL INVESTMENTS IN SECURITIES – 97.6% (Cost: $1,765,524,339)(e)		1,762,510,218
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 2.4%		43,174,779

NET ASSETS – 100.0%		$1,805,684,997

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

IDR – Indonesian rupiah

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

PEN – Peruvian nuevo sol

PHP – Philippines peso

PLN – Polish zloty

RUB – Russian ruble

THB – Thai baht

TRY – Turkish new lira

ZAR – South African rand

(a)	Security, or portion thereof, was on loan at February 28, 2013.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Rate shown represents annualized 7-day yield as of February 28, 2013.

(d)	At February 28, 2013, the total market value of the Fund’s securities on loan was $13,255,177 and the total market value of the collateral held by the Fund was $14,421,148.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	31

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

February 28, 2013

Investments	Principal Amount		Value

FOREIGN GOVERNMENT AGENCIES – 4.8%
Luxembourg – 4.8%
European Financial Stability Facility
2.75%, 7/18/16	105,000	EUR	$147,329
3.38%, 7/05/21	45,000	EUR	66,035

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $208,304)			213,364
FOREIGN GOVERNMENT OBLIGATIONS – 64.0%
Austria – 4.8%
Republic of Austria
3.50%, 7/15/15	30,000	EUR	42,343
4.65%, 1/15/18, Series 2	45,000	EUR	69,844
3.90%, 7/15/20	65,000	EUR	100,226

Total Austria			212,413
Belgium – 9.5%
Belgium Kingdom
3.50%, 6/28/17, Series 63	50,000	EUR	72,642
3.75%, 9/28/20, Series 58	95,000	EUR	142,201
European Union
3.38%, 5/10/19	140,000	EUR	207,961

Total Belgium			422,804
Denmark – 4.2%
Kingdom of Denmark
1.75%, 10/05/15	70,000	EUR	95,207
2.75%, 3/16/16	65,000	EUR	91,416

Total Denmark			186,623
Finland – 4.0%
Finnish Government Bond
3.50%, 4/15/21	70,000	EUR	106,152
4.00%, 7/04/25	45,000	EUR	71,625

Total Finland			177,777
France – 12.7%
France Government Bond OAT
4.00%, 4/25/18	65,000	EUR	97,931
4.25%, 4/25/19	150,000	EUR	231,347
3.50%, 4/25/20	160,000	EUR	237,492

Total France			566,770
Germany – 9.8%
Bundesrepublik Deutschland
3.25%, 7/04/21	80,000	EUR	122,109
4.75%, 7/04/28, Series 98	176,000	EUR	312,463

Total Germany			434,572
Luxembourg – 4.4%
Luxembourg Government Bond
3.75%, 12/04/13	35,000	EUR	46,988
3.38%, 5/18/20	100,000	EUR	149,548

Total Luxembourg			196,536
Netherlands – 9.8%
Netherlands Government Bond
4.50%, 7/15/17	70,000	EUR	106,708
4.00%, 7/15/18	60,000	EUR	91,204
3.50%, 7/15/20	55,000	EUR	82,861

5.50%, 1/15/28	85,000	EUR	$156,613

Total Netherlands			437,386
Sweden – 4.8%
Kingdom of Sweden
0.88%, 9/02/13	20,000	EUR	26,259
3.13%, 5/07/14	70,000	EUR	94,805
0.63%, 2/20/15	70,000	EUR	92,532

Total Sweden			213,596
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,771,403)			2,848,477
SUPRANATIONAL BONDS – 28.6%
Finland – 4.7%
Nordic Investment Bank 3.00%, 4/08/14	155,000	EUR	209,086
France – 4.7%
Council of Europe Development Bank 3.00%, 7/13/20	145,000	EUR	208,913
Germany – 9.7%
KFW
4.13%, 7/04/17	110,000	EUR	165,451
5.50%, 1/22/18, Series 213	45,000	EUR	71,910
Landwirtschaftliche Rentenbank
3.75%, 2/11/16	135,000	EUR	194,038

Total Germany			431,399
Luxembourg – 9.5%
European Investment Bank
3.63%, 10/15/13	80,000	EUR	106,945
2.88%, 7/15/16	75,000	EUR	105,902
International Bank for Reconstruction & Development
3.88%, 5/20/19	137,000	EUR	209,550

Total Luxembourg			422,397
TOTAL SUPRANATIONAL BONDS (Cost: $1,269,436)			1,271,795
TOTAL INVESTMENTS IN SECURITIES – 97.4% (Cost: $4,249,143)(a)			4,333,636
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 2.6%			113,763

NET ASSETS – 100.0%			$4,447,399

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR – Euro

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

32	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Global Corporate Bond Fund (GLCB)

February 28, 2013

Investments	Principal Amount	Value

CORPORATE BONDS – 48.5%
United States – 48.5%
AbbVie, Inc., Private Placement
1.75%, 11/06/17(a)	$60,000	$60,818
American International Group, Inc.
5.85%, 1/16/18	110,000	129,689
AT&T, Inc.
5.50%, 2/01/18	90,000	106,463
Bank of America Corp.
3.30%, 1/11/23	250,000	249,722
Caterpillar, Inc.
3.90%, 5/27/21	180,000	199,861
CCO Holdings LLC
6.63%, 1/31/22	30,000	32,625
Citigroup, Inc.
4.50%, 1/14/22	210,000	234,113
Comcast Corp.
3.13%, 7/15/22	110,000	112,988
Daimler Chrysler Group LLC
8.25%, 6/15/21	200,000	222,500
Denbury Resources, Inc.
8.25%, 2/15/20	50,000	56,375
DPL, Inc.
7.25%, 10/15/21	30,000	32,325
Energy Future Intermediate Holding Co. LLC
10.00%, 12/01/20	50,000	57,000
Foresight Energy LLC, Private Placement
9.63%, 8/15/17(a)	30,000	32,400
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 3/01/17	190,000	192,717
General Electric Capital Corp.
6.88%, 1/10/39	140,000	185,200
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	190,000	223,303
Kraft Foods Group, Inc.
5.00%, 6/04/42	50,000	54,792
Kratos Defense & Security Solutions, Inc.
10.00%, 6/01/17	80,000	88,700
Pacific Gas & Electric Co.
6.05%, 3/01/34	120,000	154,455
PepsiCo, Inc.
5.00%, 6/01/18	60,000	71,016
Reynolds Group Issuer, Inc.
9.00%, 4/15/19	100,000	106,500
Ryerson, Inc., Private Placement
9.00%, 10/15/17(a)	100,000	109,875
Samson Investment Co., Private Placement
9.75%, 2/15/20(a)	50,000	53,437
Sprint Nextel Corp.
7.00%, 8/15/20	30,000	32,775
Taylor Morrison Communities, Inc., Private Placement
7.75%, 4/15/20(a)	100,000	108,000
Tenet Healthcare Corp.
8.00%, 8/01/20	50,000	54,750
Time Warner Cable, Inc.
5.85%, 5/01/17	100,000	116,418

Investments	Principal Amount		Value

United Technologies Corp.
3.10%, 6/01/22	$180,000		$188,659
Verizon Communications, Inc.
5.50%, 2/15/18	120,000		142,432
Wells Fargo & Co.
2.10%, 5/08/17	210,000		217,177
Zayo Group LLC
8.13%, 1/01/20	30,000		33,675

TOTAL CORPORATE BONDS (Cost: $3,641,936)			3,660,760
FOREIGN CORPORATE BONDS – 47.0%
Australia – 2.5%
BHP Billiton Finance USA Ltd.
1.63%, 2/24/17	110,000		112,336
FMG Resources August 2006 Pty Ltd., Private Placement
6.00%, 4/01/17(a)	70,000		73,325

Total Australia			185,661
Belgium – 2.3%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	140,000		169,121
Brazil – 3.0%
Petrobras International Finance Co.
5.38%, 1/27/21	100,000		109,426
Vale Overseas Ltd.
4.38%, 1/11/22	110,000		114,530

Total Brazil			223,956
Canada – 1.5%
Royal Bank of Canada
1.50%, 1/16/18	50,000		50,429
Xstrata Finance Canada Ltd., Private Placement
3.60%, 1/15/17(a)	60,000		63,246

Total Canada			113,675
Colombia – 1.0%
Ecopetrol S.A. 7.63%, 7/23/19	60,000		75,678
France – 3.2%
Electricite de France S.A.
4.63%, 9/11/24	50,000	EUR	77,292
Pernod-Ricard S.A.
4.45%, 1/15/22	150,000		165,421

Total France			242,713
Germany – 2.9%
E.ON International Finance B.V.
5.50%, 10/02/17	50,000	EUR	77,514
Volkswagen Leasing GmbH
3.25%, 5/10/18	100,000	EUR	143,058

Total Germany			220,572
Hong Kong – 2.9%
Hutchison Whampoa International 12 II Ltd., Private Placement 2.00%, 11/08/17(a)	220,000		221,508

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Corporate Bond Fund (GLCB)

February 28, 2013

Investments	Principal Amount		Value

Italy – 4.4%
Intesa Sanpaolo SpA
3.88%, 1/16/18	$230,000		$226,205
Wind Acquisition Finance S.A., Private Placement
11.75%, 7/15/17(a)	100,000		105,750

Total Italy			331,955
Luxembourg – 0.4%
Intelsat Jackson Holdings S.A. 7.25%, 10/15/20	30,000		32,288
Mexico – 3.5%
Cemex Finance LLC
9.50%, 12/14/16	140,000		151,900
Petroleos Mexicanos
5.50%, 1/21/21	100,000		114,800

Total Mexico			266,700
Netherlands – 2.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.75%, 1/15/18	130,000	EUR	196,852
Russia – 4.4%
Gazprom OAO Via Gaz Capital S.A.
4.95%, 5/23/16	200,000		213,000
TNK-BP Finance S.A.
7.25%, 2/02/20	100,000		121,000

Total Russia			334,000
Spain – 2.9%
Nara Cable Funding Ltd., Private Placement 8.88%, 12/01/18(a)	210,000		220,500
United Kingdom – 9.5%
BP Capital Markets PLC
1.38%, 11/06/17	150,000		150,528
HSBC Bank PLC
3.88%, 10/24/18	160,000	EUR	236,053
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	210,000		221,129
Tesco PLC
6.13%, 2/24/22	60,000	GBP	108,925

Total United Kingdom			716,635
TOTAL FOREIGN CORPORATE BONDS (Cost: $3,565,796)			3,551,814

	Shares
PREFERRED STOCK – 2.5%
United States – 2.5%
GMAC Capital Trust I
8.13%, 2/15/40(b)
(Cost: 185,992)	6,940		184,188
TOTAL INVESTMENTS IN SECURITIES – 98.0% (Cost: $7,393,724)(c)			7,396,762
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 2.0%			154,697

NET ASSETS – 100.0%			$7,551,459

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR – Euro

GBP – British pound

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the current rate on securities with variable or step rates.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

34	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 28, 2013

Investments	Principal Amount		Value

U.S. GOVERNMENT OBLIGATIONS – 50.9%
Treasury Bills – 29.4%
U.S. Treasury Bills
0.04%, 3/14/13*(a)	$9,000		$9,000
0.07%, 3/21/13*	1,000,000		999,962
0.07%, 4/18/13*	410,000		409,944

Total Treasury Bills			1,418,906
Treasury Bond – 6.1%
U.S. Treasury Inflation Indexed Bond 2.38%, 1/15/25	180,000		294,550

Treasury Notes – 15.4%
U.S. Treasury Inflation Indexed Notes
2.13%, 1/15/19	120,000		156,923
1.38%, 1/15/20	230,000		290,928
1.13%, 1/15/21	240,000		296,811

Total Treasury Notes			744,662
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,338,710)			2,458,118
FOREIGN GOVERNMENT OBLIGATIONS – 36.1%
Australia – 4.2%
Australian Index Linked Bond 4.00%, 8/20/20, Series 20CI	102,000	AUD	202,103
Canada – 4.3%
Canadian Government Real Return Index Linked Bond 4.25%, 12/01/26, Series VS05	75,901	CAD	116,526
3.00%, 12/01/36	58,840	CAD	90,066

Total Canada			206,592
France – 4.3%
France Government Index Linked Bond 1.60%, 7/25/15, Series OATe	55,000	EUR	91,097
2.10%, 7/25/23, Series OATi	70,000	EUR	118,812

Total France			209,909
Mexico – 5.1%
Mexican Udibonos
4.00%, 6/13/19	1,278,775	MXN	117,141
4.50%, 12/04/25	1,229,591	MXN	128,007

Total Mexico			245,148
South Africa – 4.7%
Republic of South Africa Index Linked Bond 2.50%, 1/31/17, Series R211	858,385	ZAR	106,438
5.50%, 12/07/23, Series R197	738,383	ZAR	120,609

Total South Africa			227,047
Sweden – 4.4%
Swedish Government Index Linked Bond 4.00%, 12/01/20, Series 3102	840,000	SEK	214,486
Turkey – 4.4%
Turkey Government Index Linked Bond 4.50%, 2/11/15	131,315	TRY	80,564
4.00%, 4/01/20	194,773	TRY	131,516

Total Turkey			212,080

United Kingdom – 4.7%
U.K. Treasury Index Linked Gilt 1.25%, 11/22/27	50,000	GBP	$123,780
1.25%, 11/22/32	45,000	GBP	102,068

Total United Kingdom			225,848
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,694,739)			1,743,213
SUPRANATIONAL BOND – 4.3%
Brazil – 4.3%
Morgan Stanley, Inflation Linked, Private Placement 5.40%, 5/15/15(b)
(Cost: $220,991)	350,000	BRL	207,315
TOTAL INVESTMENTS IN SECURITIES – 91.3% (Cost: $4,254,440)(c)			4,408,646
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 8.7%			422,738

NET ASSETS – 100.0%			$4,831,384

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

EUR – Euro

GBP – British pound

MXN – Mexican peso

SEK – Swedish krona

TRY – Turkish new lira

ZAR – South African rand

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	35

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

February 28, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 90.3%
Treasury Bills – 90.3%
U.S. Treasury Bills
0.04%, 3/14/13*(a)	$1,925,000	$1,924,955
0.07%, 4/04/13*	6,700,000	6,699,591
0.11%, 4/18/13*	91,100,000	91,086,363
TOTAL INVESTMENTS IN SECURITIES – 90.3% (Cost: $99,711,206)(b)		99,710,909
Cash and Other Assets in Excess of Liabilities – 9.7%		10,672,117

NET ASSETS – 100.0%		$110,383,026
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

36	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2013

	WisdomTree Brazilian Real Fund	WisdomTree Chinese Yuan Fund	WisdomTree Commodity Currency Fund	WisdomTree Emerging Currency Fund	WisdomTree Indian Rupee Fund
ASSETS:

Investments, at cost	$57,000,965	$223,021,345	$23,248,901	$313,255,552	$15,048,476

Foreign currency, at cost	—	10,784	—	—	—
Investments in securities, at value (including repurchase agreements of $2,555,074, $20,637,842, $1,500,508, $90,971,358 and $3,802,182, respectively) (Note 2)	57,000,864	223,145,704	23,248,862	313,255,077	15,048,457

Cash	291,792	1,138,438	124,000	1,600,558	103,583

Deposits at broker for forward foreign currency contracts	—	20,000	—	5,250,000	—

Foreign currency, at value	—	10,808	—	—	—

Unrealized appreciation on forward foreign currency contracts	2,080,562	1,411,200	338,309	1,363,497	—

Receivables:

Interest	14	15,847	8	505	21
Total Assets	59,373,232	225,741,997	23,711,179	321,469,637	15,152,061
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	114,312	40,676	223,838	1,554,505	13,942

Payables:

Investment securities purchased	—	—	—	480,000	—

Capital shares purchased	3,949,325	5,123,952	—	2,112,836	—

Advisory fees (Note 3)	20,465	78,082	10,018	134,387	5,219

Service fees (Note 2)	200	763	80	1,075	51
Total Liabilities	4,084,302	5,243,473	233,936	4,282,803	19,212
NET ASSETS	$55,288,930	$220,498,524	$23,477,243	$317,186,834	$15,132,849
NET ASSETS:

Paid-in capital	$111,541,306	$216,315,456	$28,872,222	$344,687,748	$17,714,007

Accumulated net investment loss	(304,162)	—	(158,454)	(1,209,479)	(69,403)

Undistributed net investment income	—	50,091	—	—	—

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(57,914,363)	2,638,048	(5,350,957)	(26,099,952)	(2,497,794)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,966,149	1,494,929	114,432	(191,483)	(13,961)
NET ASSETS	$55,288,930	$220,498,524	$23,477,243	$317,186,834	$15,132,849
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,800,000	8,600,000	1,100,000	15,000,000	700,000
Net asset value per share	$19.75	$25.64	$21.34	$21.15	$21.62

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	37

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2013

	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Euro Debt Fund
ASSETS:

Investments, at cost	$479,078,913	$69,974,147	$139,992,618	$1,765,524,339	$4,249,143

Foreign currency, at cost	1,191,008	344,572	—	3,509,582	26,677

Investments in securities, at value (including repurchase agreements of $48,560,789, $0, $0, $50,012,335 and $0, respectively and securities on loan) (Note 2)[1]	475,351,103	70,024,514	142,823,775	1,762,510,218	4,333,636

Cash	21,238,673	20,701	706,392	30,298,523	5,049

Deposits at broker for forward foreign currency contracts	990,000	—	—	—	—

Foreign currency, at value	1,192,279	343,120	—	3,510,830	26,237

Unrealized appreciation on forward foreign currency contracts	162,154	—	—	1,576,620	—

Receivables:

Interest	5,046,947	996,324	1,757,616	29,065,721	83,706

Foreign tax reclaims	20,348	—	—	—	—

Capital shares sold	—	—	—	5,289,660	—
Total Assets	504,001,504	71,384,659	145,287,783	1,832,251,572	4,448,628
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	1,112,488	—	—	394,538	—

Payables:

Collateral for securities on loan (Note 2)	—	—	18,179,610	14,421,148	—

Investment securities purchased	—	—	—	10,991,475	—

Advisory fees (Note 3)	208,735	24,634	56,434	753,387	1,214

Service fees (Note 2)	1,670	241	414	6,027	15
Total Liabilities	1,322,893	24,875	18,236,458	26,566,575	1,229
NET ASSETS	$502,678,611	$71,359,784	$127,051,325	$1,805,684,997	$4,447,399
NET ASSETS:

Paid-in capital	$506,514,425	$74,927,572	$123,778,838	$1,811,807,298	$4,382,170

Undistributed (Distributions in excess of) net investment income	(501,601)	14,508	(50,857)	(1,669,206)	3,136

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	1,368,431	(3,615,682)	492,187	(2,491,549)	(23,004)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(4,702,644)	33,386	2,831,157	(1,961,546)	85,097
NET ASSETS	$502,678,611	$71,359,784	$127,051,325	$1,805,684,997	$4,447,399
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,600,000	3,200,000	1,600,002	34,100,000	200,000
Net asset value per share	$52.36	$22.30	$79.41	$52.95	$22.24
[1]	Market value of securities out on loan were as follows: $0, $0, $17,814,551, $13,255,177 and $0, respectively.

See Notes to Financial Statements.

38	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

February 28, 2013

	WisdomTree Global Corporate Bond Fund	WisdomTree Global Real Return Fund[1]	WisdomTree Managed Futures Strategy Fund[1]
ASSETS:

Investments, at cost	$7,393,724	$4,254,440	$99,711,206

Foreign currency, at cost	5,610	560	—

Investments in securities, at value (Note 2)	7,396,762	4,408,646	99,710,909

Cash	47,043	329,816	8,329,647

Deposits at broker for swap contracts	—	110,000	1,800,000

Foreign currency, at value	5,578	557	—

Unrealized appreciation on forward foreign currency contracts	30,799	—	1,739,576

Unrealized appreciation on swap contracts	—	9,183	—

Receivables:

Interest	73,891	14,805	—

Variation margin	—	—	23,491
Total Assets	7,554,073	4,873,007	111,603,623
LIABILITIES:

Unrealized depreciation on swap contracts	—	16,599	887,992

Unrealized depreciation on forward foreign currency contracts	—	—	144,833

Payables:

Swap Contracts	—	21,004	—

Advisory fees (Note 3)	2,589	2,244	81,211

Service fees (Note 2)	25	16	376

Variation margin	—	1,760	106,185
Total Liabilities	2,614	41,623	1,220,597
NET ASSETS	$7,551,459	$4,831,384	$110,383,026
NET ASSETS:

Paid-in capital	$7,496,431	$4,702,476	$125,572,671

Accumulated net investment loss	—	—	(1,606,894)

Undistributed net investment income	20,422	369	—

Accumulated net realized gain (loss) on investments, swap contracts, futures contracts, forward foreign currency contracts and foreign currency related transactions	1,152	(9,573)	(14,288,020)

Net unrealized appreciation on investments, swap contracts, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	33,454	138,112	705,269
NET ASSETS	$7,551,459	$4,831,384	$110,383,026
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,002	100,000	2,700,000
Net asset value per share	$75.51	$48.31	$40.88
[1]	Consolidated.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	39

Statements of Operations (unaudited)

WisdomTree Currency, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2013

	WisdomTree Brazilian Real Fund	WisdomTree Chinese Yuan Fund	WisdomTree Commodity Currency Fund	WisdomTree Emerging Currency Fund	WisdomTree Indian Rupee Fund
INVESTMENT INCOME:

Interest	$25,026	$598,397	$10,769	$136,987	$7,986
Total investment income	25,026	598,397	10,769	136,987	7,986
EXPENSES:

Advisory fees (Note 3)	133,504	542,997	66,310	790,035	35,051

Service fees (Note 2)	1,305	5,309	530	6,320	343
Total expenses	134,809	548,306	66,840	796,355	35,394
Net investment income (loss)	(109,783)	50,091	(56,071)	(659,368)	(27,408)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	—	765,049	—	170	(138)

Forward foreign currency contracts and foreign currency related transactions	2,179,295	2,516,721	250,277	12,030,595	1,358,824
Net realized gain	2,179,295	3,281,770	250,277	12,030,765	1,358,686
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(1,975)	1,465	21	(4,888)	(36)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	822,150	2,673,236	271,098	(475,608)	(63,700)
Net change in unrealized appreciation (depreciation)	820,175	2,674,701	271,119	(480,496)	(63,736)
Net realized and unrealized gain on investments	2,999,470	5,956,471	521,396	11,550,269	1,294,950
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,889,687	$6,006,562	$465,325	$10,890,901	$1,267,542

See Notes to Financial Statements.

40	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2013

	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Euro Debt Fund
INVESTMENT INCOME:

Interest[1]	$6,658,132	$1,065,181	$2,165,798	$35,856,497	$42,097

Securities lending income (Note 2)	—	—	6,310	56,630	—
Total investment income	6,658,132	1,065,181	2,172,108	35,913,127	42,097
EXPENSES:

Advisory fees (Note 3)	1,234,959	124,978	275,861	4,037,005	7,866

Service fees (Note 2)	9,879	1,222	2,023	32,296	99
Total expenses	1,244,838	126,200	277,884	4,069,301	7,965
Net investment income	5,413,294	938,981	1,894,224	31,843,826	34,132
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	2,521,923	(2,040)	492,187	5,816,867	(27,166)

In-kind redemptions	(872,390)	—	—	(1,593,438)	—

Forward foreign currency contracts and foreign currency related transactions	2,155,000	13,988	—	1,076,009	4,162
Net realized gain (loss)	3,804,533	11,948	492,187	5,299,438	(23,004)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	7,079,867	(1,109,467)	718,258	43,630,759	174,725

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,427,175)	(20,682)	—	474,212	(1,184)
Net change in unrealized appreciation (depreciation)	5,652,692	(1,130,149)	718,258	44,104,971	173,541
Net realized and unrealized gain (loss) on investments	9,457,225	(1,118,201)	1,210,445	49,404,409	150,537
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,870,519	$(179,220)	$3,104,669	$81,248,235	$184,669
[1]	Net of foreign withholding tax of $282,049, $7,719, $0, $912,385 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	41

Statements of Operations (unaudited) (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2013

	WisdomTree Global Corporate Bond Fund[1]	WisdomTree Global Real Return Fund[2]	WisdomTree Managed Futures Strategy Fund[2]
INVESTMENT INCOME:

Dividends	$3,524	$—	$—

Interest[3]	19,604	46,429	40,006

Securities lending income (Note 2)	1	—	—
Total investment income	23,129	46,429	40,006
EXPENSES:

Advisory fees (Note 3)	2,979	14,469	601,096

Service fees (Note 2)	26	106	2,784
Total expenses	3,005	14,575	603,880
Expense reimbursements/waivers (Note 3)	(298)	—	—
Net expenses	2,707	14,575	603,880
Net investment income (loss)	20,422	31,854	(563,874)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	—	12,530	81

Swap contracts	—	(27,493)	(1,323,077)

Futures contracts	—	4,736	(771,413)

Forward foreign currency contracts and foreign currency related transactions	1,152	574	143,402
Net realized gain (loss)	1,152	(9,653)	(1,951,007)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	3,038	28,095	(101)

Swap contracts	—	(15,761)	(974,065)

Futures contracts	—	(16,140)	(934,716)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	30,416	(705)	1,719,763
Net change in unrealized appreciation (depreciation)	33,454	(4,511)	(189,119)
Net realized and unrealized gain (loss) on investments	34,606	(14,164)	(2,140,126)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,028	$17,690	$(2,704,000)
[1]	The Fund commenced operations on January 31, 2013.

[2]	Consolidated.

[3]	Net of foreign withholding tax of $0, $5 and $116, respectively.

See Notes to Financial Statements.

42	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Changes in Net Assets

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Brazilian Real Fund		WisdomTree Chinese Yuan Fund		WisdomTree Commodity Currency Fund
	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(109,783)	$(450,950)	$50,091	$(920,872)	$(56,071)	$(195,386)

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	2,179,295	(65,202,439)	3,281,770	7,128,056	250,277	(4,293,548)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	820,175	6,206,104	2,674,701	(7,300,448)	271,119	(1,601,460)
Net increase (decrease) in net assets resulting from operations	2,889,687	(59,447,285)	6,006,562	(1,093,264)	465,325	(6,090,394)
DISTRIBUTIONS:
Capital gains	—	(25,195,148)	(1,872,010)	(10,040,030)	—	(9,617,534)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	4,311,095	—	35,880,965	—	2,764,841

Cost of shares redeemed	(11,542,540)	(336,980,034)	(51,018,595)	(325,247,645)	(2,104,555)	(42,500,144)
Net decrease in net assets resulting from capital share transactions	(11,542,540)	(332,668,939)	(51,018,595)	(289,366,680)	(2,104,555)	(39,735,303)
Net Decrease in Net Assets	(8,652,853)	(417,311,372)	(46,884,043)	(300,499,974)	(1,639,230)	(55,443,231)
NET ASSETS:

Beginning of period	$63,941,783	$481,253,155	$267,382,567	$567,882,541	$25,116,473	$80,559,704

End of period	$55,288,930	$63,941,783	$220,498,524	$267,382,567	$23,477,243	$25,116,473
Accumulated net investment loss included in net assets at end of period	$(304,162)	$(194,379)	$—	$—	$(158,454)	$(102,383)

Undistributed net investment income included in net assets at end of period	$—	$—	$50,091	$—	$—	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,400,000	16,600,000	10,600,000	22,000,000	1,200,000	2,900,004

Shares created	—	200,000	—	1,400,000	—	100,000

Shares redeemed	(600,000)	(13,400,000)	(2,000,000)	(12,800,000)	(100,000)	(1,800,004)
Shares outstanding, end of period	2,800,000	3,400,000	8,600,000	10,600,000	1,100,000	1,200,000

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	43

Statements of Changes in Net Assets (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Emerging Currency Fund		WisdomTree Indian Rupee Fund		WisdomTree Asia Local Debt Fund
	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(659,368)	$(1,644,529)	$(27,408)	$(68,208)	$5,413,294	$10,815,908

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	12,030,765	(47,039,558)	1,358,686	(3,856,466)	3,804,533	(6,431,727)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(480,496)	13,138,967	(63,736)	962,627	5,652,692	(29,030,849)
Net increase (decrease) in net assets resulting from operations	10,890,901	(35,545,120)	1,267,542	(2,962,047)	14,870,519	(24,646,668)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	—	—	—	(6,541,858)	(5,252,991)

Capital gains	—	(18,712,971)	—	(2,624,184)	(2,461,230)	—
Total dividends and distributions	—	(18,712,971)	—	(2,624,184)	(9,003,088)	(5,252,991)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	54,881,030	44,287,261	—	6,835,909	84,424,393	63,870,347

Cost of shares redeemed	(23,106,324)	(300,918,511)	(4,407,772)	(7,080,979)	(10,484,271)	(271,185,914)
Net increase (decrease) in net assets resulting from capital share transactions	31,774,706	(256,631,250)	(4,407,772)	(245,070)	73,940,122	(207,315,567)
Net Increase (Decrease) in Net Assets	42,665,607	(310,889,341)	(3,140,230)	(5,831,301)	79,807,553	(237,215,226)
NET ASSETS:

Beginning of period	$274,521,227	$585,410,568	$18,273,079	$24,104,380	$422,871,058	$660,086,284

End of period	$317,186,834	$274,521,227	$15,132,849	$18,273,079	$502,678,611	$422,871,058
Accumulated net investment loss included in net assets at end of period	$(1,209,479)	$(550,111)	$(69,403)	$(41,995)	$—	$—
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$—	$—	$—	$—	$(501,601)	$626,963
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	13,500,000	25,600,000	900,000	900,000	8,200,000	12,400,002

Shares created	2,600,000	2,100,000	—	300,000	1,600,000	1,200,000

Shares redeemed	(1,100,000)	(14,200,000)	(200,000)	(300,000)	(200,000)	(5,400,002)
Shares outstanding, end of period	15,000,000	13,500,000	700,000	900,000	9,600,000	8,200,000

See Notes to Financial Statements.

44	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Australia & New Zealand Debt Fund		WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund		WisdomTree Euro Debt Fund
	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Period March 8, 2012* through August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012[1]
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$938,981	$1,025,474	$1,894,224	$1,286,423	$31,843,826	$56,316,074	$34,132	$76,508

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	11,948	(2,060,374)	492,187	—	5,299,438	(20,572,567)	(23,004)	(284,034)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,130,149)	(411,047)	718,258	2,112,899	44,104,971	(83,736,883)	173,541	(86,338)
Net increase (decrease) in net assets resulting from operations	(179,220)	(1,445,947)	3,104,669	3,399,322	81,248,235	(47,993,376)	184,669	(293,864)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(943,296)	(1,008,547)	(1,975,983)	(1,255,521)	(34,740,656)	(41,647,949)	(30,996)	(98,414)

Capital gains	—	(3,657,564)	—	—	(4,207,599)	(1,076,270)	(39,094)	—
Total dividends and distributions	(943,296)	(4,666,111)	(1,975,983)	(1,255,521)	(38,948,255)	(42,724,219)	(70,090)	(98,414)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	27,402,899	20,079,540	63,819,328	59,959,360	576,968,682	230,110,323	—	2,156,571

Cost of shares redeemed	—	(21,502,070)	—	—	(10,667,478)	(358,014,383)	(2,153,464)	(524,146)
Net increase (decrease) in net assets resulting from capital share transactions	27,402,899	(1,422,530)	63,819,328	59,959,360	566,301,204	(127,904,060)	(2,153,464)	1,632,425
Net Increase (Decrease) in Net Assets	26,280,383	(7,534,588)	64,948,014	62,103,161	608,601,184	(218,621,655)	(2,038,885)	1,240,147
NET ASSETS:

Beginning of period	$45,079,401	$52,613,989	$62,103,311	$150	$1,197,083,813	$1,415,705,468	$6,486,284	$5,246,137

End of period	$71,359,784	$45,079,401	$127,051,325	$62,103,311	$1,805,684,997	$1,197,083,813	$4,447,399	$6,486,284
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$14,508	$18,823	$(50,857)	$30,902	$(1,669,206)	$1,227,624	$3,136	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,000,000	2,000,000	800,002	2	23,400,000	26,300,002	300,000	225,000

Shares created	1,200,000	900,000	800,000	800,000	10,900,000	4,400,000	—	100,000

Shares redeemed	—	(900,000)	—	—	(200,000)	(7,300,002)	(100,000)	(25,000)
Shares outstanding, end of period	3,200,000	2,000,000	1,600,002	800,002	34,100,000	23,400,000	200,000	300,000
*	Commencement of operations.

[1]	This information reflects the investment objective and strategy of the WisdomTree Euro Fund through October 18, 2011 and the investment objective of the WisdomTree Euro Debt Fund thereafter.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	45

Statements of Changes in Net Assets (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Global Corporate Bond Fund	WisdomTree Global Real Return Fund[1]		WisdomTree Managed Futures Strategy Fund[1]
	For the Period January 31, 2013* through February 28, 2013 (unaudited)	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$20,422	$31,854	$79,289	$(563,874)	$(2,047,491)

Net realized gain (loss) on investments, forward foreign currency contracts, swap contracts, futures contracts and foreign currency related transactions	1,152	(9,653)	(257,260)	(1,951,007)	(35,644,324)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, swap contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	33,454	(4,511)	47,134	(189,119)	(3,147,533)
Net increase (decrease) in net assets resulting from operations	55,028	17,690	(130,837)	(2,704,000)	(40,839,348)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(54,497)	(62,328)	—	—

Capital gains	—	—	(4,620)	—	(4,681,860)
Total dividends and distributions	—	(54,497)	(66,948)	—	(4,681,860)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,496,281	—	—	—	97,249,988

Cost of shares redeemed	—	—	(96)	(36,201,468)	(131,992,847)
Net increase (decrease) in net assets resulting from capital share transactions	7,496,281	—	(96)	(36,201,468)	(34,742,859)
Net Increase (Decrease) in Net Assets	7,551,309	(36,807)	(197,881)	(38,905,468)	(80,264,067)
NET ASSETS:

Beginning of period	$150	$4,868,191	$5,066,072	$149,288,494	$229,552,561

End of period	$7,551,459	$4,831,384	$4,868,191	$110,383,026	$149,288,494
Accumulated net investment loss included in net assets at end of period	$—	$—	$—	$(1,606,894)	$(1,043,020)
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$20,422	$369	$23,012	$—	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2	100,000	100,002	3,600,000	4,600,002

Shares created	100,000	—	—	—	2,100,000

Shares redeemed	—	—	(2)	(900,000)	(3,100,002)
Shares outstanding, end of period	100,002	100,000	100,000	2,700,000	3,600,000
*	Commencement of operations.

[1]	Consolidated.

See Notes to Financial Statements.

46	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights

WisdomTree Currency, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is present below:

WisdomTree Brazilian Real Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$18.81	$28.99	$27.65	$24.47	$26.47	$25.19
Investment operations:
Net investment income (loss)[1]	(0.03)	(0.09)	(0.10)	(0.07)	0.04	0.15
Net realized and unrealized gain (loss)	0.97	(4.36)	4.68	3.53	(1.34)	1.13
Total from investment operations	0.94	(4.45)	4.58	3.46	(1.30)	1.28
Dividends and distributions to shareholders:
Net investment income	—	—	—	(0.02)	(0.17)	—
Capital gains	—	(5.73)	(3.24)	(0.26)	(0.53)	—
Total dividends and distributions to shareholders	—	(5.73)	(3.24)	(0.28)	(0.70)	—
Net asset value, end of period	$19.75	$18.81	$28.99	$27.65	$24.47	$26.47

TOTAL RETURN[2]	5.00%	(16.14)%	17.98%	14.24%	(3.92)%	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$55,289	$63,942	$481,253	$221,177	$112,573	$121,740
Ratios to average net assets of:
Net expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	(0.37)%[3]	(0.38)%	(0.36)%	(0.28)%	0.19%	1.99%[3]
Portfolio turnover rate[4]	N/A5	N/A5	0%	0%	0%	N/A5

WisdomTree Chinese Yuan Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$25.22	$25.81	$24.84	$25.31	$25.39	$24.87
Investment operations:
Net investment income (loss)[1]	0.01	(0.06)	(0.09)	(0.07)	0.08	0.14
Net realized and unrealized gain (loss)	0.61	0.02	1.21	(0.40)	0.32	0.38
Total from investment operations	0.62	(0.04)	1.12	(0.47)	0.40	0.52
Dividends and distributions to shareholders:
Net investment income	—	—	—	—	(0.48)	—
Capital gains	(0.20)	(0.55)	(0.15)	—	—	—
Total dividends and distributions to shareholders	(0.20)	(0.55)	(0.15)	—	(0.48)	—
Net asset value, end of period	$25.64	$25.22	$25.81	$24.84	$25.31	$25.39

TOTAL RETURN[2]	2.46%	(0.15)%	4.50%	(1.86)%	1.58%	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$220,499	$267,383	$567,883	$586,278	$136,660	$284,393
Ratios to average net assets of:
Net expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	0.04%[3]	(0.22)%	(0.34)%	(0.28)%	(0.36)%	2.04%[3]
Portfolio turnover rate[4]	0%	0%	0%	8%	0%	N/A5
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	47

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is present below:

WisdomTree Commodity Currency Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Period September 24, 2010* through August 31, 2011
Net asset value, beginning of period	$20.93	$27.78	$25.10
Investment operations:
Net investment loss[1]	(0.05)	(0.11)	(0.13)
Net realized and unrealized gain (loss)	0.46	(1.68)	2.90
Total from investment operations	0.41	(1.79)	2.77
Dividends and distributions to shareholders:
Capital gains	—	(5.06)	(0.09)
Net asset value, end of period	$21.34	$20.93	$27.78

TOTAL RETURN[2]	1.96%	(5.75)%	11.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,477	$25,116	$80,560
Ratios to average net assets of:
Net expenses	0.55%[3]	0.55%	0.55%[3]
Net investment loss	(0.47)%[3]	(0.48)%	(0.46)%[3]
Portfolio turnover rate[4]	N/A5	N/A5	N/A5

WisdomTree Emerging Currency Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Period May 6, 2009* through August 31, 2009
Net asset value, beginning of period	$20.33	$22.87	$21.89	$21.22	$19.98
Investment operations:
Net investment loss[1]	(0.05)	(0.10)	(0.10)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	0.87	(1.38)	1.92	0.94	1.26
Total from investment operations	0.82	(1.48)	1.82	0.85	1.24
Dividends and distributions to shareholders:
Capital gains	—	(1.06)	(0.84)	(0.18)	—
Net asset value, end of period	$21.15	$20.33	$22.87	$21.89	$21.22

TOTAL RETURN[2]	4.03%	(6.36)%	8.44%	4.01%	6.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$317,187	$274,521	$585,411	$337,106	$38,200
Ratios to average net assets of:
Net expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%[3]
Net investment loss	(0.46)%[3]	(0.47)%	(0.46)%	(0.39)%	(0.33)%[3]
Portfolio turnover rate[4]	N/A5	N/A5	0%	0%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

48	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is present below:

WisdomTree Indian Rupee Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$20.30	$26.78	$25.10	$23.79	$24.47	$24.69
Investment operations:
Net investment income (loss)[1]	(0.04)	(0.08)	(0.09)	(0.08)	0.02	0.15
Net realized and unrealized gain (loss)	1.36	(3.12)	2.06	1.39	(0.51)	(0.37)
Total from investment operations	1.32	(3.20)	1.97	1.31	(0.49)	(0.22)
Dividends and distributions to shareholders:
Net investment income	—	—	—	—	(0.19)	—
Capital gains	—	(3.28)	(0.29)	—	—	—
Total dividends and distributions to shareholders	—	(3.28)	(0.29)	—	(0.19)	—
Net asset value, end of period	$21.62	$20.30	$26.78	$25.10	$23.79	$24.47

TOTAL RETURN[2]	6.50%	(11.93)%	7.86%	5.51%	(1.97)%	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,133	$18,273	$24,104	$22,586	$11,893	$9,789
Ratios to average net assets of:
Net expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	(0.35)%[3]	(0.37)%	(0.34)%	(0.29)%	0.09%	1.93%[3]
Portfolio turnover rate[4]	N/A5	N/A5	0%	0%	0%	N/A5

WisdomTree Asia Local Debt Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Period March 17, 2011* through August 31, 2011
Net asset value, beginning of period	$51.57	$53.23	$49.85
Investment operations:
Net investment income[1]	0.63	1.29	0.60
Net realized and unrealized gain (loss)	1.20	(2.37)	3.21
Total from investment operations	1.83	(1.08)	3.81
Dividends and distributions to shareholders:
Net investment income	(0.76)	(0.58)	(0.43)
Capital gains	(0.28)	—	—
Total dividends and distributions to shareholders	(1.04)	(0.58)	(0.43)
Net asset value, end of period	$52.36	$51.57	$53.23

TOTAL RETURN[2]	3.56%	(2.00)%	7.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$502,679	$422,871	$660,086
Ratios to average net assets of:
Net expenses	0.55%[3]	0.55%	0.55%[3]
Net investment income	2.41%[3]	2.51%	2.52%[3]
Portfolio turnover rate[4]	32%	62%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	49

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is present below:

WisdomTree Australia & New Zealand Debt Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012[1]	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period June 25, 2008* through August 31, 2008
Net asset value, beginning of period	$22.54	$26.31	$22.24	$23.68	$23.53	$24.93
Investment operations:
Net investment income (loss)[2]	0.38	0.67	(0.08)	(0.07)	(0.02)	0.09
Net realized and unrealized gain (loss)	(0.25)	(0.70)	5.40	1.08	0.30	(1.49)
Total from investment operations	0.13	(0.03)	5.32	1.01	0.28	(1.40)
Dividends and distributions to shareholders:
Net investment income	(0.37)	(0.69)	—	—	(0.13)	—
Capital gains	—	(3.05)	(1.25)	(2.45)	—	—
Total dividends and distributions to shareholders	(0.37)	(3.74)	(1.25)	(2.45)	(0.13)	—
Net asset value, end of period	$22.30	$22.54	$26.31	$22.24	$23.68	$23.53

TOTAL RETURN[3]	0.58%	0.76%	24.85%	4.32%	1.30%	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$71,360	$45,079	$52,614	$17,790	$9,471	$2,353
Ratios to average net assets of:
Net expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%[4]
Net investment income (loss)	3.38%[4]	2.99%	(0.35)%	(0.30)%	(0.11)%	1.96%[4]
Portfolio turnover rate[5]	3%	9%	0%	0%	0%	N/A6

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Period March 8, 2012* through August 31, 2012
Net asset value, beginning of period	$77.63	$75.03
Investment operations:
Net investment income[2]	1.62	1.63
Net realized and unrealized gain (loss)	1.82	2.54
Total from investment operations	3.44	4.17
Dividends to shareholders:
Net investment income	(1.66)	(1.57)
Net asset value, end of period	$79.41	$77.63

TOTAL RETURN[3]	4.44%	5.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$127,051	$62,103
Ratios to average net assets of:
Net expenses	0.60%[4]	0.60%[4]
Net investment income	4.12%[4]	4.47%[4]
Portfolio turnover rate[5]	20%	0%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules excludes such securities from portfolio turnover calculations.

See Notes to Financial Statements.

50	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is present below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Period August 9, 2010* through August 31, 2010
Net asset value, beginning of period	$51.16	$53.83	$50.08	$50.23
Investment operations:
Net investment income[2]	1.13	2.41	2.40	0.10
Net realized and unrealized gain (loss)	2.03	(3.26)	3.79	(0.25)
Total from investment operations	3.16	(0.85)	6.19	(0.15)
Dividends and distributions to shareholders:
Net investment income	(1.22)	(1.77)	(2.44)	—
Capital gains	(0.15)	(0.05)	—	—
Total dividends and distributions to shareholders	(1.37)	(1.82)	(2.44)	—
Net asset value, end of period	$52.95	$51.16	$53.83	$50.08

TOTAL RETURN[3]	6.23%	(1.45)%	12.64%	(0.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,805,685	$1,197,084	$1,415,705	$195,319
Ratios to average net assets of:
Net expenses	0.55%[4]	0.55%	0.55%	0.55%[4]
Net investment income	4.34%[4]	4.76%	4.65%	3.31%[4]
Portfolio turnover rate[5]	25%	43%	30%	0%

WisdomTree Euro Debt Fund	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012[1]	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$21.62	$23.32	$20.54	$23.19	$24.07	$25.04
Investment operations:
Net investment income (loss)[2]	0.17	0.35	0.05	(0.01)	0.35	0.29
Net realized and unrealized gain (loss)	0.80	(1.61)	2.73	(2.64)	(0.63)	(1.26)
Total from investment operations	0.97	(1.26)	2.78	(2.65)	(0.28)	(0.97)
Dividends and distributions to shareholders:
Net investment income	(0.15)	(0.44)	—	—	(0.60)	—
Capital gains	(0.20)	—	—	—	—	—
Total dividends and distributions to shareholders	(0.35)	(0.44)	—	—	(0.60)	—
Net asset value, end of period	$22.24	$21.62	$23.32	$20.54	$23.19	$24.07

TOTAL RETURN[3]	4.48%	(5.37)%	13.53%	(11.43)%	(1.13)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,447	$6,486	$5,246	$12,836	$9,857	$19,256
Ratios to average net assets of:
Net expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%[4]
Net investment income (loss)	1.52%[4]	1.63%	0.21%	(0.03)%	1.61%	3.73%[4]
Portfolio turnover rate[5]	2%	26%	N/A6	N/A6	N/A6	N/A6
*	Commencement of investment operations.

[1]	This information reflects the investment objective and strategy of the Wisdom Tree Euro Fund through October 18, 2011 and the investment objective of the WisdomTree Euro Debt Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules excludes such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	51

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is present below:

WisdomTree Global Corporate Bond Fund	For the Period January 31, 2013* through February 28, 2013 (unaudited)
Net asset value, beginning of period	$74.76
Investment operations:
Net investment income[1]	0.20
Net realized and unrealized gain	0.55
Total from investment operations	0.75
Net asset value, end of period	$75.51

TOTAL RETURN[2]	1.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,551
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.45%[3]
Expenses, prior to expense reimbursements/waivers	0.50%[3]
Net investment income	3.43%[3]
Portfolio turnover rate[4]	0%

WisdomTree Global Real Return Fund (consolidated)	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Period July 14, 2011* through August 31, 2011
Net asset value, beginning of period	$48.68	$50.66	$49.99
Investment operations:
Net investment income[1]	0.32	0.79	0.05
Net realized and unrealized gain (loss)	(0.15)	(2.10)	0.62
Total from investment operations	0.17	(1.31)	0.67
Dividends and distributions to shareholders:
Net investment income	(0.54)	(0.62)	—
Capital gains	—	(0.05)	—
Total dividends and distributions to shareholders	(0.54)	(0.67)	—
Net asset value, end of period	$48.31	$48.68	$50.66

TOTAL RETURN[2]	0.36%	(2.54)%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,831	$4,868	$5,066
Ratios to average net assets of:
Net expenses	0.60%[3]	0.60%	0.60%[3]
Net investment income	1.32%[3]	1.65%	0.68%[3]
Portfolio turnover rate[4]	1%	3%	0%[5]
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the WisdomTree Global Corporate Bond Fund, the total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Amount represents less than 1%.

See Notes to Financial Statements.

52	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is present below:

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Period January 5, 2011* through August 31, 2011
Net asset value, beginning of period	$41.47	$49.90	$50.18
Investment operations:
Net investment loss[1]	(0.18)	(0.40)	(0.27)
Net realized and unrealized loss	(0.41)	(7.25)	(0.01)
Total from investment operations	(0.59)	(7.65)	(0.28)
Dividends and distributions to shareholders:
Capital gains	—	(0.78)	—
Net asset value, end of period	$40.88	$41.47	$49.90

TOTAL RETURN[2]	(1.42)%	(15.47)%	(0.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$110,383	$149,288	$229,553
Ratios to average net assets of:
Net expenses	0.95%[3]	0.95%	0.95%[3]
Net investment loss	(0.89)%[3]	(0.91)%	(0.91)%[3]
Portfolio turnover rate[4]	N/A5	N/A5	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules excludes such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	53

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of February 28, 2013, the Trust offered 47 investment funds (each a “Fund”, collectively the “Funds”). These notes relate only to Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Brazilian Real Fund (“Brazilian Real Fund”) (formerly, WisdomTree Dreyfus Brazilian Real Fund)	May 14, 2008
WisdomTree Chinese Yuan Fund (“Chinese Yuan Fund”) (formerly, WisdomTree Dreyfus Chinese Yuan Fund)	May 14, 2008
WisdomTree Commodity Currency Fund (“Commodity Currency Fund”) (formerly, WisdomTree Dreyfus Commodity Currency Fund)	September 24, 2010
WisdomTree Emerging Currency Fund (“Emerging Currency Fund”) (formerly, WisdomTree Dreyfus Emerging Currency Fund)	May 6, 2009
WisdomTree Indian Rupee Fund (“Indian Rupee Fund”) (formerly, WisdomTree Dreyfus Indian Rupee Fund)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Global Corporate Bond Fund (“Global Corporate Bond Fund”)	January 31, 2013
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

Consolidation of Subsidiaries

The financial statements of the Managed Futures Strategy Fund and Global Real Return Fund are consolidated and each includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary,” together, the “Subsidiaries”). For the Managed Futures Strategy Fund and Global Real Return Fund, the accompanying financial statements reflect the financial position and results of operations of each Fund on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing

54	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. In addition, securities may be valued using fair value pricing and may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at such money market fund’s NAV per share.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing

WisdomTree Currency, Fixed Income and Alternative Funds	55

Notes to Financial Statements (unaudited) (continued)

models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

There were no Level 3 securities during the six months ended February 28, 2013.

No transfers between Level 1 and Level 2 fair value measurements occurred during the six months ended February 28, 2013.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing each Fund’s assets:

Brazilian Real Fund	Level 1	Level 2	Level 3
Repurchase Agreement	$—	$2,555,074	$—
U.S. Government Obligations	—	54,445,790	—
Total	—	57,000,864	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,080,562	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(114,312)	—
Total - Net	$—	$58,967,114	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Repurchase Agreement	$—	$20,637,842	$—
Time Deposits	—	53,400,493	—
U.S. Government Obligations	—	149,107,369	—
Total	—	223,145,704	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,411,200	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(40,676)	—
Total - Net	$—	$224,516,228	$—

Commodity Currency Fund	Level 1	Level 2	Level 3
Repurchase Agreement	$—	$1,500,508	$—
U.S. Government Obligations	—	21,748,354	—
Total	—	23,248,862	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	338,309	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(223,838)	—
Total - Net	$—	$23,363,333	$—

56	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Emerging Currency Fund	Level 1	Level 2	Level 3
Repurchase Agreement	$—	$90,971,358	$—
U.S. Government Obligations	—	222,283,719	—
Total	—	313,255,077	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,363,497	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,554,505)	—
Total - Net	$—	$313,064,069	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Repurchase Agreement	$—	$3,802,182	$—
U.S. Government Obligations	—	11,246,275	—
Total	—	15,048,457	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(13,942)	—
Total - Net	$—	$15,034,515	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$34,354,037	$—
Foreign Government Obligations	—	340,347,054	—
Repurchase Agreement	—	48,560,789	—
Supranational Bonds	—	52,089,223	—
Total	—	475,351,103	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	162,154	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,112,488)	—
Total - Net	$—	$474,400,769	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$26,618,649	$—
Foreign Government Obligations	—	23,625,560	—
Supranational Bonds	—	19,780,305	—
Total	$—	$70,024,514	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$120,583,365	$—
Foreign Government Agencies	—	4,060,800	—
Money Market Fund	—	18,179,610	—
Total	$—	$142,823,775	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Obligations	$—	$1,533,019,643	$—
Money Market Fund	—	14,421,148	—
Repurchase Agreement	—	50,012,335	—
Supranational Bonds	—	165,057,092	—
Total	—	1,762,510,218	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,576,620	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(394,538)	—
Total - Net	$—	$1,763,692,300	$—

WisdomTree Currency, Fixed Income and Alternative Funds	57

Notes to Financial Statements (unaudited) (continued)

Euro Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$213,364	$—
Foreign Government Obligations	—	2,848,477	—
Supranational Bonds	—	1,271,795	—
Total	$—	$4,333,636	$—

Global Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$3,660,760	$—
Foreign Corporate Bonds	—	3,551,814	—
Preferred Stock	184,188	—	—
Total	184,188	7,212,574	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	30,799	—
Total - Net	$184,188	$7,243,373	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
Foreign Government Obligations	$—	$1,743,213	$—
Supranational Bond	—	207,315	—
U.S. Government Obligations	—	2,458,118	—
Total	—	4,408,646	—
Unrealized Appreciation on Swap Contracts	—	9,183	—
Unrealized Depreciation on Swap Contracts	—	(16,599)	—
Unrealized Depreciation on Futures Contracts	(8,664)	—	—
Total - Net	$(8,664)	$4,401,230	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$99,710,909	$—
Total	—	99,710,909	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,739,576	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(144,833)	—
Unrealized Depreciation on Swap Contracts	—	(887,992)	—
Unrealized Appreciation on Futures Contracts	383,224	—	—
Unrealized Depreciation on Futures Contracts	(384,409)	—	—
Total - Net	$(1,185)	$100,417,660	$—

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts during the period ended February 28, 2013 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund as reflected in each respective derivative footnote.

58	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2013, the following Funds posted securities and/or cash as collateral for derivative agreements as follows:

Fund	Value of Collateral Posted
Chinese Yuan Fund	$20,000
Emerging Currency Fund	5,250,000
Asia Local Debt Fund	990,000
Global Real Return Fund (consolidated)	110,000
Managed Futures Strategy Fund (consolidated)	3,724,955

The effect of derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
Derivative Type	Balance Sheet Location	Value	Balance Sheet Location	Value
Brazilian Real Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,080,562	Unrealized depreciation on forward foreign currency contracts	$114,312
Chinese Yuan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,411,200	Unrealized depreciation on forward foreign currency contracts	40,676
Commodity Currency Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	338,309	Unrealized depreciation on forward foreign currency contracts	223,838
Emerging Currency Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,363,497	Unrealized depreciation on forward foreign currency contracts	1,554,505
Indian Rupee Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	13,942
Asia Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	162,154	Unrealized depreciation on forward foreign currency contracts	1,112,488
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,576,620	Unrealized depreciation on forward foreign currency contracts	394,538
Global Corporate Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	30,799	Unrealized depreciation on forward foreign currency contracts	—
Global Real Return Fund (consolidated)
Commodity contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	16,599
	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	8,664
Interest rate contracts	Unrealized appreciation on swap contracts	9,183	Unrealized depreciation on swap contracts	—
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,739,576	Unrealized depreciation on forward foreign currency contracts	144,833
	Unrealized appreciation on futures contracts*	7,007	Unrealized depreciation on futures contracts*	12,208
Commodity contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	887,992
	Unrealized appreciation on futures contracts*	376,217	Unrealized depreciation on futures contracts*	265,806
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	106,395
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

WisdomTree Currency, Fixed Income and Alternative Funds	59

Notes to Financial Statements (unaudited) (continued)

The effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund Derivative Type	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Brazilian Real Fund
Foreign exchange contracts	$2,179,295	$822,150
Chinese Yuan Fund
Foreign exchange contracts	2,444,573	2,673,287
Commodity Currency Fund
Foreign exchange contracts	250,277	271,098
Emerging Currency Fund
Foreign exchange contracts	12,030,595	(475,608)
Indian Rupee Fund
Foreign exchange contracts	1,358,824	(63,700)
Asia Local Debt Fund
Foreign exchange contracts	1,951,804	(1,432,859)
Australia & New Zealand Debt Fund
Foreign exchange contracts	65,423	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	4,144,787	196,941
Euro Debt Fund
Foreign exchange contracts	(31,288)	—
Global Corporate Bond Fund
Foreign exchange contracts	330	30,799
Global Real Return Fund (consolidated)
Commodity contracts	(24,109)	(33,858)
Interest rate contracts	1,352	1,957
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	207,086	1,782,790
Commodity contracts	(1,463,486)	(1,895,690)
Interest rate contracts	(694,688)	(76,118)
[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts, foreign currency related transactions and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts and swap contracts
Interest rate contracts	Net realized gain (loss) from futures contracts and swap contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts, foreign currency related transactions and futures contracts
Commodity contracts	Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts
Interest rate contracts	Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts

During the six months ended February 28, 2013, the volume of derivative activity was as follows:

	Average Notional			Average Market Value
Fund Derivative Type	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
Brazilian Real Fund
Foreign exchange contracts	$130,253,561	$45,522,383	—	—	—
Chinese Yuan Fund
Foreign exchange contracts	446,468,653	165,338,370	—	—	—
Commodity Currency Fund
Foreign exchange contracts	47,940,996	13,278,127	—	—	—

60	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

	Average Notional			Average Market Value
Fund Derivative Type	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
Emerging Currency Fund
Foreign exchange contracts	$561,059,550	$157,010,132	—	—	—
Indian Rupee Fund
Foreign exchange contracts	30,109,015	7,680,536	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	95,227,127	1,412,679	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	631,980	—	—	—	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	112,075,373	10,856,110	—	—	—
Global Corporate Bond Fund
Foreign exchange contracts	433,586	868,777	—	—	—
Global Real Return Fund (consolidated)
Interest rate contracts	—	—	$220,000	—	—
Commodity contracts	—	—	1,208,317	$168,703	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	43,336,356	10,199,035	$8,761,356
Foreign exchange contracts	29,872,753	38,530,469	—	21,809,895	8,186,169
Interest rate contracts	—	—	—	9,913,190	9,670,987

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the Investment Advisory Agreement for each Fund, WTAM has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the

WisdomTree Currency, Fixed Income and Alternative Funds	61

Notes to Financial Statements (unaudited) (continued)

obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at February 28, 2013:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	03/04/2013	BRL	30,810,253	USD	15,639,722	$56,164
	03/04/2013	BRL	30,810,253	USD	15,627,823	44,265
	03/04/2013	USD	14,745,981	BRL	30,810,253	837,577
	03/04/2013	USD	14,743,864	BRL	30,810,253	839,694
	04/02/2013	BRL	50,644	USD	25,533	6
	04/02/2013	BRL	7,835,755	USD	3,950,469	910
	04/02/2013	USD	13,930,204	BRL	27,941,343	153,439
	04/02/2013	USD	13,935,137	BRL	27,941,343	148,507
	05/03/2013	USD	15,620,655	BRL	30,972,634	(63,060)
	05/03/2013	USD	15,608,846	BRL	30,972,634	(51,252)
						$1,966,250
Chinese Yuan Fund
	03/18/2013	CNY	3,711,463	USD	558,467	$(2,448)
	03/18/2013	CNY	5,900,812	USD	934,782	(4,707)
	03/18/2013	CNY	16,231,808	USD	2,578,934	(5,389)
	03/18/2013	CNY	16,223,308	USD	2,585,594	2,624
	03/18/2013	CNY	16,226,095	USD	2,579,050	(4,363)
	03/18/2013	CNY	16,208,204	USD	2,578,051	(2,514)
	03/18/2013	USD	27,689,221	CNY	175,793,325	299,448
	06/07/2013	USD	17,796,518	CNY	111,833,319	(12,995)
	07/16/2013	CNH	16,005,865	USD	2,552,770	(2,283)
	07/16/2013	CNH	16,014,166	USD	2,563,087	6,709
	07/16/2013	CNH	15,974,232	USD	2,545,694	(4,309)
	07/16/2013	CNH	15,960,394	USD	2,546,127	(1,668)
	07/16/2013	USD	36,952,634	CNH	231,914,733	68,447
	07/16/2013	USD	36,960,879	CNH	231,914,734	60,202
	10/15/2013	USD	68,773,362	CNY	439,633,716	973,770
						$1,370,524
Commodity Currency Fund
	03/04/2013	AUD	2,805,677	USD	2,863,221	$(9,090)
	03/04/2013	BRL	6,143,031	USD	3,108,821	1,729
	03/04/2013	CAD	2,892,637	USD	2,817,549	3,837
	03/04/2013	CLP	1,410,681,459	USD	2,984,937	2,839

62	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Commodity Currency Fund (continued)	03/04/2013	NOK	16,508,998	USD	2,894,335	$9,004
	03/04/2013	NZD	3,558,947	USD	2,933,462	(17,261)
	03/04/2013	RUB	91,634,266	USD	2,996,738	2,414
	03/04/2013	USD	2,912,826	AUD	2,805,677	(40,514)
	03/04/2013	USD	3,078,133	BRL	6,143,031	28,958
	03/04/2013	USD	2,905,465	CAD	2,892,637	(91,752)
	03/04/2013	USD	2,894,893	CLP	1,410,681,459	87,205
	03/04/2013	USD	2,891,028	NOK	16,508,998	(5,697)
	03/04/2013	USD	2,908,158	NZD	3,558,947	42,565
	03/04/2013	USD	2,897,435	RUB	91,634,266	96,890
	03/04/2013	USD	2,915,987	ZAR	26,153,341	(1,219)
	03/04/2013	ZAR	26,153,341	USD	2,951,428	36,660
	04/02/2013	USD	2,944,658	BRL	5,836,607	(2,756)
	06/04/2013	USD	2,923,388	AUD	2,884,192	9,030
	06/04/2013	USD	2,943,711	CAD	3,028,375	(3,933)
	06/04/2013	USD	2,958,761	CLP	1,416,507,037	(3,950)
	06/04/2013	USD	2,938,931	NOK	16,823,614	(9,049)
	06/04/2013	USD	2,913,477	NZD	3,556,273	17,178
	06/04/2013	USD	2,939,713	RUB	91,229,595	(1,925)
	06/04/2013	USD	2,956,526	ZAR	26,526,688	(36,692)
						$114,471
Emerging Currency Fund
	03/04/2013	BRL	283,615	USD	144,510	$1,060
	03/04/2013	BRL	42,838,073	USD	21,745,215	78,090
	03/04/2013	USD	21,323,301	BRL	42,554,911	200,604
	03/04/2013	USD	289,172	BRL	566,777	(2,501)
	04/02/2013	BRL	284,060	USD	143,211	33
	04/02/2013	USD	21,752,584	BRL	42,972,229	(92,724)
	05/03/2013	CLP	67,425,016	USD	141,441	126
	05/03/2013	CLP	67,295,029	USD	140,991	(51)
	05/03/2013	COP	251,683,744	USD	140,214	2,238
	05/03/2013	COP	251,634,859	USD	137,807	(143)
	05/03/2013	IDR	1,379,465,080	USD	141,920	(356)
	05/03/2013	IDR	1,382,015,768	USD	141,964	(576)
	05/03/2013	INR	7,754,592	USD	141,999	(486)
	05/03/2013	INR	7,749,229	USD	141,979	(407)
	05/03/2013	KRW	154,145,790	USD	141,600	(239)
	05/03/2013	KRW	154,234,285	USD	141,681	(239)
	05/03/2013	MXN	1,817,395	USD	142,214	804
	05/03/2013	MXN	1,816,177	USD	140,521	(794)
	05/03/2013	MYR	430,883	USD	138,838	(97)
	05/03/2013	MYR	430,957	USD	138,438	(521)
	05/03/2013	PHP	5,746,544	USD	141,575	146
	05/03/2013	PHP	5,756,016	USD	141,321	(341)
	05/03/2013	THB	4,254,509	USD	142,101	(121)
	05/03/2013	THB	4,256,328	USD	142,209	(74)
	05/03/2013	TRY	252,429	USD	141,449	2,178
	05/03/2013	TRY	252,160	USD	138,963	(160)
	05/03/2013	USD	21,210,456	CLP	10,129,053,487	18,844
	05/03/2013	USD	282,176	CLP	134,739,039	221
	05/03/2013	USD	21,176,603	COP	37,924,437,129	(385,972)

WisdomTree Currency, Fixed Income and Alternative Funds	63

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Fund (continued)	05/03/2013	USD	279,169	COP	503,118,354	$(3,353)
	05/03/2013	USD	21,094,276	IDR	209,318,498,433	494,625
	05/03/2013	USD	283,715	IDR	2,766,217,723	1,590
	05/03/2013	USD	21,107,773	INR	1,155,439,504	122,600
	05/03/2013	USD	283,075	INR	15,509,668	1,904
	05/03/2013	USD	21,249,041	KRW	23,204,165,446	102,550
	05/03/2013	USD	284,864	KRW	308,336,571	(1,144)
	05/03/2013	USD	21,252,137	MXN	272,454,525	(52,673)
	05/03/2013	USD	284,983	MXN	3,633,161	(2,290)
	05/03/2013	USD	20,923,366	MYR	64,676,217	(68,998)
	05/03/2013	USD	278,077	MYR	862,038	(119)
	05/03/2013	USD	21,107,128	PHP	858,321,348	17,176
	05/03/2013	USD	283,391	PHP	11,491,505	(571)
	05/03/2013	USD	21,187,412	THB	635,156,242	44,948
	05/03/2013	USD	284,312	THB	8,509,468	147
	05/03/2013	USD	21,163,641	TRY	37,823,659	(295,485)
	05/03/2013	USD	280,988	TRY	504,405	(2,697)
	05/03/2013	USD	21,338,777	ZAR	194,903,051	206,766
	05/03/2013	USD	290,891	ZAR	2,606,971	(2,704)
	05/03/2013	ZAR	1,304,456	USD	146,386	2,185
	05/03/2013	ZAR	1,302,603	USD	145,743	1,746
	05/07/2013	CNH	881,376	USD	141,156	(53)
	05/07/2013	CNH	882,090	USD	141,213	(109)
	05/07/2013	PLN	444,091	USD	140,957	1,874
	05/07/2013	PLN	443,901	USD	138,812	(211)
	05/07/2013	RUB	4,298,723	USD	140,942	1,909
	05/07/2013	RUB	4,291,879	USD	138,896	84
	05/07/2013	USD	21,108,147	CNH	132,115,894	58,583
	05/07/2013	USD	282,059	CNH	1,763,433	466
	05/07/2013	USD	21,178,455	PLN	66,495,690	(353,021)
	05/07/2013	USD	283,618	PLN	887,787	(5,576)
	05/07/2013	USD	21,219,356	RUB	647,561,707	(275,330)
	05/07/2013	USD	282,208	RUB	8,590,398	(4,369)
						$(191,008)
Indian Rupee Fund
	05/03/2013	USD	5,133,798	INR	279,073,233	$(6,027)
	05/03/2013	USD	4,980,971	INR	270,865,198	(4,017)
	05/03/2013	USD	4,980,513	INR	270,865,197	(3,559)
	05/03/2013	USD	49,399	INR	2,670,000	(339)
						$(13,942)
Asia Local Debt Fund
	03/21/2013	PHP	200,000,000	USD	4,944,376	$25,537
	03/21/2013	USD	296,182	CNH	1,840,000	(640)
	03/21/2013	USD	117,507	CNH	730,000	(254)
	03/21/2013	USD	592,568	CNH	3,685,000	(680)
	03/21/2013	USD	1,173,662	CNH	7,326,000	3,046
	03/21/2013	USD	4,994,838	HKD	38,706,000	(4,235)
	03/21/2013	USD	118,678	HKD	920,000	(56)
	03/21/2013	USD	3,479,442	INR	192,100,000	79,357
	03/21/2013	USD	4,866,180	PHP	200,000,000	52,659
	03/21/2013	USD	28,433,468	SGD	34,713,000	(337,023)

64	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Asia Local Debt Fund (continued)	03/21/2013	USD	704,444	SGD	864,000	$(5,129)
	03/21/2013	USD	589,444	SGD	723,000	(4,253)
	03/21/2013	USD	1,177,563	SGD	1,446,000	(7,181)
	03/21/2013	USD	587,399	SGD	723,000	(2,208)
	03/21/2013	USD	2,327,067	SGD	2,877,000	1,555
	03/21/2013	USD	25,277,244	TWD	729,627,662	(701,643)
	03/21/2013	USD	573,656	TWD	16,583,000	(15,101)
	03/21/2013	USD	287,478	TWD	8,311,000	(7,544)
	03/21/2013	USD	574,506	TWD	16,617,000	(14,806)
	03/21/2013	USD	285,920	TWD	8,326,000	(5,481)
	03/21/2013	USD	1,131,482	TWD	33,407,000	(6,254)
						$(950,334)
Emerging Markets Local Debt Fund
	03/04/2013	USD	695,478	BRL	1,374,403	$(317)
	03/04/2013	USD	406,257	CNH	2,528,547	196
	03/04/2013	USD	730,661	COP	1,326,990,282	594
	03/04/2013	USD	3,282,849	MYR	10,176,831	10,091
	03/04/2013	USD	362,751	PEN	935,171	(422)
	03/04/2013	USD	730,254	PLN	2,321,515	1,035
	03/04/2013	USD	732,325	RUB	22,381,680	(961)
	03/04/2013	USD	731,323	THB	21,800,729	1,475
	03/04/2013	USD	739,975	TRY	1,332,732	987
	03/04/2013	USD	725,647	ZAR	6,430,140	(9,013)
	03/21/2013	CLP	1,450,000,000	USD	3,045,579	(11,820)
	03/21/2013	RUB	368,737,000	USD	12,193,684	176,989
	03/21/2013	TRY	33,175,000	USD	18,426,461	27,672
	03/21/2013	USD	546,343	CLP	264,348,000	11,048
	03/21/2013	USD	1,003,621	CLP	478,918,000	6,202
	03/21/2013	USD	732,730	CLP	347,937,000	913
	03/21/2013	USD	548,110	CLP	261,613,000	3,514
	03/21/2013	USD	183,576	CLP	87,933,000	1,835
	03/21/2013	USD	554,104	CLP	263,637,000	1,788
	03/21/2013	USD	182,040	CLP	86,451,000	246
	03/21/2013	USD	182,294	CLP	86,471,000	35
	03/21/2013	USD	183,317	CLP	87,149,000	441
	03/21/2013	USD	182,763	CLP	86,840,000	343
	03/21/2013	USD	917,249	CNH	5,714,000	539
	03/21/2013	USD	183,510	CNH	1,144,000	240
	03/21/2013	USD	538,671	IDR	5,349,000,000	14,582
	03/21/2013	USD	1,630,700	IDR	16,201,000,000	44,986
	03/21/2013	USD	1,899,433	IDR	18,755,000,000	40,416
	03/21/2013	USD	547,885	IDR	5,389,000,000	9,504
	03/21/2013	USD	541,463	IDR	5,328,000,000	9,617
	03/21/2013	USD	549,799	IDR	5,338,000,000	2,316
	03/21/2013	USD	549,948	IDR	5,329,000,000	1,235
	03/21/2013	USD	32,307,121	KRW	34,819,000,000	(186,803)
	03/21/2013	USD	368,000	KRW	391,000,000	(7,305)
	03/21/2013	USD	552,939	KRW	587,000,000	(11,435)
	03/21/2013	USD	1,293,607	KRW	1,372,000,000	(27,946)
	03/21/2013	USD	2,153,471	RUB	67,598,000	49,466
	03/21/2013	USD	362,129	RUB	11,339,000	7,395

WisdomTree Currency, Fixed Income and Alternative Funds	65

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Markets Local Debt Fund (continued)	03/21/2013	USD	1,092,937	RUB	33,436,000	$(3,298)
	03/21/2013	USD	2,171,872	RUB	66,800,000	5,060
	03/21/2013	USD	3,986,784	RUB	122,474,000	4,497
	03/21/2013	USD	364,471	RUB	11,190,000	197
	03/21/2013	USD	1,822,514	RUB	55,900,000	(800)
	03/21/2013	USD	10,992,420	THB	338,434,642	343,798
	03/21/2013	USD	27,339,300	THB	840,000,000	797,368
	03/21/2013	USD	18,423,493	TRY	33,175,000	(24,704)
	03/22/2013	USD	1,091,567	ZAR	9,355,000	(51,493)
	03/22/2013	USD	363,520	ZAR	3,120,000	(16,644)
	03/22/2013	USD	1,090,100	ZAR	9,431,000	(41,577)
						$1,182,082
Global Corporate Bond Fund
	05/16/2013	EUR	555,374.00	USD	752,664	$26,191
	05/16/2013	GBP	74,520.00	USD	117,683	4,608
						$30,799
Managed Futures Strategy Fund (consolidated)
	03/21/2013	JPY	1,275,416,000	USD	15,496,404	$1,670,881
	03/21/2013	JPY	8,677,000	USD	100,225	6,167
	03/21/2013	JPY	22,349,000	USD	244,627	2,364
	03/21/2013	USD	477,351	JPY	39,340,000	(50,905)
	03/21/2013	USD	61,534	JPY	5,155,000	(5,654)
	03/21/2013	USD	242,117	JPY	20,425,000	(20,710)
	03/21/2013	USD	234,981	JPY	21,132,000	(5,910)
	03/21/2013	USD	13,168,876	JPY	1,220,390,000	60,164
	06/19/2013	JPY	1,220,390,000	USD	13,177,592	(60,824)
	06/19/2013	JPY	16,642,000	USD	179,698	(830)
						$1,594,743

Currency Legend:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CLP – Chilean peso

CNH – Chinese renminbi

CNY – Chinese yuan

COP – Colombian peso

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian nuevo sol

PHP – Philippine peso

PLN – Polish zloty

RUB – Russian ruble

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish new lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Currency, Interest Rate and Total Return Swaps — Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed

66	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below is the cross-currency interest rate swap agreement outstanding as of February 28, 2013:

Fund	Counterparty	Termination Date	Fixed Rate Notional Amount (000)	Fund Receives Fixed Rate (per annum)	Floating Rate Notional Amount (000)	Fund Pays Floating Rate (per annum)	Unrealized Appreciation
Global Real Return Fund (consolidated)	UBS AG	7/14/16	5 CLF	1.89%	$220	6-Month LIBOR	$9,183

Detailed below are the total return swap agreements outstanding as of February 28, 2013:

Fund	Counterparty	Termination Date	Notional Amount (000)	Fund Pays Fixed/Floating Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Depreciation
Global Real Return Fund (consolidated)	JPMorgan Chase Bank, N.A.	7/16/13	$486	0.30%	Credit Suisse Commodity Benchmark Excess Return Index	$—
	UBS AG	12/13/13	727	3-Month U.S. Treasury Bill Index + 0.80%	AFT CTI Modified Index	(16,599)
Managed Futures Strategy Fund (consolidated)	UBS AG	4/15/13	39,099	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index	(887,992)

Abbreviations:

AFT CTI – The Alpha Financial Technologies Commodity Trends Indicator

CLF – Chilean Unidad de Fomento

LIBOR – London Interbank Offered Rate

Futures Contracts — Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of

WisdomTree Currency, Fixed Income and Alternative Funds	67

Notes to Financial Statements (unaudited) (continued)

leverage and other related risks. To cover its position, a Fund will segregate assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Additionally, such segregated assets will generally ensure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

The following futures contracts were open at February 28, 2013:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Global Real Return Fund (consolidated)	Futures Contracts Long
	Gold 100 Ounce Futures	1	$157,810	Apr-13	$(8,664)

Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	Australian Dollar Currency Futures	22	(2,230,800)	Jun-13	(306)
	British Pound Currency Futures	59	(5,592,463)	Jun-13	(9,640)
	Canadian Dollar Currency Futures	11	(1,065,240)	Jun-13	7,007
	Cocoa Futures	16	(342,880)	Jul-13	11,240
	Coffee Futures	9	(492,413)	Jul-13	23,554
	Copper Futures	19	(1,685,063)	May-13	(66)
	Corn Futures	40	(1,369,500)	Jul-13	91,848
	Euro Foreign Exchange Currency Futures	88	(14,381,400)	Jun-13	(1,214)
	Gold 100 Ounce Futures	7	(1,105,860)	Jun-13	(304)
	Lean Hogs Futures	18	(658,620)	Jun-13	47,635
	Live Cattle Futures	21	(1,049,580)	Jun-13	26,724
	Natural Gas Futures	41	(1,467,390)	Jun-13	(26,764)
	Silver Futures	4	(569,720)	Jul-13	59,436
	Soybean Futures	25	(1,794,063)	Jul-13	16,950
	Sugar #11 (World) Futures	17	(350,146)	May-13	8,504
	Swiss Franc Currency Futures	16	(2,137,600)	Jun-13	(1,048)
	U.S. Long Bond (CBT) Futures	58	(8,339,313)	Jun-13	(105,278)
	Wheat Futures (CBT)	22	(788,150)	Jul-13	80,386
					228,664
	Futures Contracts Long
	Cotton Futures	8	343,760	Jul-13	9,940
	Gasoline RBOB Futures	8	1,015,728	Jun-13	(23,506)
	Heating Oil Futures	8	1,013,914	Jun-13	(37,101)
	U.S. 10yr Treasury Notes Futures	63	8,287,453	Jun-13	(1,117)
	WTI Crude Futures	30	2,785,200	Jun-13	(178,065)
					(229,849)
	Total				$(1,185)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the collateral received for securities on loan along with the obligation to return the collateral are included on the Statements of Assets and Liabilities. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the

68	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management (“MCM”) to provide sub-advisory services to the Currency, Fixed Income and Alternative Funds, except for Emerging Markets Corporate Bond Fund and Global Corporate Bond Fund which are sub-advised by Western Asset Management Company (“WAMCO”). MCM and WAMCO are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Fund	Advisory Fee Rate
Brazilian Real Fund	0.45%
Chinese Yuan Fund	0.45%
Commodity Currency Fund	0.55%
Emerging Currency Fund	0.55%
Indian Rupee Fund	0.45%
Asia Local Debt Fund	0.55%
Australia & New Zealand Debt Fund	0.45%
Emerging Markets Corporate Bond Fund	0.60%
Emerging Markets Local Debt Fund	0.55%
Euro Debt Fund	0.35%
Global Corporate Bond Fund	0.50%*
Global Real Return Fund (consolidated)	0.60%
Managed Futures Strategy Fund (consolidated)	0.95%
*	For Global Corporate Bond Fund, WTAM has contractually agreed to limit its advisory fee to 0.45% through January 10, 2014. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser, upon 90 days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. For Global Corporate Bond Fund, WTAM waived $298 of its advisory fee for the six months ended February 28, 2013.

WisdomTree Currency, Fixed Income and Alternative Funds	69

Notes to Financial Statements (unaudited) (continued)

Each Fund may purchase shares of affiliated exchanged traded funds (“ETF”) in secondary market transactions. For the six months ended February 28, 2013, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2013, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months ended February 28, 2013 were as follows:

Fund	Purchases	Sales
Brazilian Real Fund	$—	$—
Chinese Yuan Fund	—	—
Commodity Currency Fund	—	—
Emerging Currency Fund	—	—
Indian Rupee Fund	—	—
Asia Local Debt Fund	184,822,104	124,458,078
Australia & New Zealand Debt Fund	28,908,268	1,763,962
Emerging Markets Corporate Bond Fund	26,515,187	18,580,673
Emerging Markets Local Debt Fund	794,509,941	341,322,656
Euro Debt Fund	75,305	2,143,795
Global Corporate Bond Fund+	857,185	—
Global Real Return Fund (consolidated)	18,830	189,700
Managed Futures Strategy Fund (consolidated)	—	—
+	For the period January 31, 2013 through February 28, 2013.

For the six months ended February 28, 2013, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Asia Local Debt Fund	$6,642,279	$6,284,569
Emerging Markets Corporate Bond Fund	54,805,783	—
Emerging Markets Local Debt Fund	90,325,460	5,787,114
Global Corporate Bond Fund+	6,543,812	—
+	For the period January 31, 2013 through February 28, 2013.

Realized gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At February 28, 2013 the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciaton	Net Unrealized Appreciation/ (Depreciation)
Brazilian Real Fund	$57,000,965	$—	$(101)	$(101)
Chinese Yuan Fund	223,021,345	124,604	(245)	124,359
Commodity Currency Fund	23,248,901	—	(39)	(39)
Emerging Currency Fund	313,255,552	—	(475)	(475)
Indian Rupee Fund	15,048,476	—	(19)	(19)
Asia Local Debt Fund	479,078,913	4,160,183	(7,887,993)	(3,727,810)

70	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciaton	Net Unrealized Appreciation/ (Depreciation)
Australia & New Zealand Debt Fund	$69,974,147	$489,484	$(439,117)	$50,367
Emerging Markets Corporate Bond Fund	139,992,618	3,038,657	(207,500)	2,831,157
Emerging Markets Local Debt Fund	1,765,524,339	30,066,520	(33,080,641)	(3,014,121)
Euro Debt Fund	4,249,143	111,500	(27,007)	84,493
Global Corporate Bond Fund	7,393,724	38,292	(35,254)	3,038
Global Real Return Fund (consolidated)	4,254,440	202,186	(47,980)	154,206
Managed Futures Strategy Fund (consolidated)	99,711,206	—	(297)	(297)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended February 28, 2013, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended August 31, 2012, remains subject to examination by taxing authorities.

7. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

8. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC (“Research Affiliates”) filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its parent company, WisdomTree Investments, along with other parties, as defendants. The complaint alleged that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint sought both unspecified monetary damages to be determined and an injunction to prevent further infringement.

On November 7, 2012, Research Affiliates agreed to withdraw its suit and defendants agreed to withdraw their counterclaims and entered into a settlement agreement. Under the settlement, all parties exchanged releases for all existing claims. The other material terms of the settlement are as follows:

•

Research Affiliates agreed not to sue the Trust, WTAM and WisdomTree Investments (the “WisdomTree Parties”) for any future claims arising under any current patents held by Research Affiliates, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by Research Affiliates within the next eight years, subject to reduction by up to three years if Research Affiliates is acquired. The covenant not to sue extends to service providers and customers of the WisdomTree Parties in connection with their products and services.

•

Research Affiliates and the WisdomTree Parties agreed that the covenants not to sue do not include a right under each party’s patents to copy the other party’s methodologies. They have further agreed that it is not copying if Research Affiliates introduces an index or strategy that uses at least three fundamental factors to weight its indexes and they are not predominantly dividend- or earnings-weighted, or any of the WisdomTree Parties introduces an index or strategy that is weighted by less than three fundamental factors.

•	The parties also agreed not to challenge the other party’s patents or patent applications.

WisdomTree Currency, Fixed Income and Alternative Funds	71

Notes to Financial Statements (unaudited) (concluded)

•

Research Affiliates agreed to a one-time payment of $0.7 million to WisdomTree Investments. The WisdomTree Parties and the other defendants were not required to make any current or future payments to Research Affiliates.

All other terms of the settlement are confidential and the settlement will not affect the current methodologies and fees for any of the Trust’s Funds.

WTAM and WisdomTree Investments had previously contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint so the Trust incurred no out-of-pocket expense in connection with this lawsuit.

72	WisdomTree Currency, Fixed Income and Alternative Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreements for Global Corporate Bond Fund. At a meeting held on December 5, 2012, the Board of Trustees (the “Board”) approved the Investment Advisory Agreement for the Global Corporate Bond Fund with a management fee of 0.50%. In approving the Investment Advisory Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality, and extent of the services to be provided by WTAM to the Fund; (ii) the costs of services to be provided and the profits to be realized by WTAM from its relationships with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows; and (iv) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board considered the nature and quality of the services to be provided by WTAM to the Fund, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Fund, including the selection of the Fund’s sub-adviser, oversight of the sub-adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund.

The Board gave substantial consideration to the fees payable to WTAM. The Board examined the fees to be paid by the Fund in light of fees paid to other investment managers by comparable funds and the method of computing the Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to the Fund is fair and reasonable. In addition, the Board noted that WTAM has contractually agreed to limit the management fee to 0.45% through January 10, 2014. The Board also evaluated WTAM’s costs and profitability in serving as investment adviser to the Fund, including the costs associated with the personnel, systems and equipment necessary to manage the Fund and the costs associated with compensating the sub-adviser.

At the December 5, 2012 Board Meeting, the Board also approved the Sub-Advisory Agreement between WTAM and WAMCO, on behalf of the Fund, using essentially the same criteria it used in connection with the Investment Advisory Agreement. The Board considered WAMCO’s operational capabilities and resources and WAMCO’s experience in serving as an adviser to ETFs and other funds. The Board considered the expertise and performance of the WAMCO personnel. The Board noted that WTAM, not the Fund, pays the fees to WAMCO under the Sub-Advisory Agreement for the Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and WAMCO, the Board determined that the approval of this Investment Advisory Agreement and this Sub-Advisory Agreement was in the best interests of the Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Investment Advisory Agreement and Sub-Advisory Agreement for the Fund.

WisdomTree Currency, Fixed Income and Alternative Funds	73

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov or are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

74	WisdomTree Currency, Fixed Income and Alternative Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of February 28, 2013:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Brazilian Real Fund (BZF)

WisdomTree Chinese Yuan Fund (CYB)

WisdomTree Commodity Currency Fund (CCX)

WisdomTree Emerging Currency Fund (CEW)

WisdomTree Indian Rupee Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. One of the risks associated with the Managed Futures Strategy Fund (WDTI) and the Global Real Return Fund (RRF) is the complexity of the different factors which contribute to each Fund’s performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WDTI is speculative and involves a substantial degree of risk. WDTI should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WDTI may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds, Fixed Income Funds, WDTI or RRF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

Currency Funds

WisdomTree Brazilian Real Fund

(formerly, WisdomTree Dreyfus Brazilian Real Fund)

WisdomTree Chinese Yuan Fund

(formerly, WisdomTree Dreyfus Chinese Yuan Fund)

WisdomTree Commodity Currency Fund

(formerly, WisdomTree Dreyfus Commodity Currency Fund)

WisdomTree Emerging Currency Fund

(formerly, WisdomTree Dreyfus Emerging Currency Fund)

WisdomTree Indian Rupee Fund

(formerly, WisdomTree Dreyfus Indian Rupee Fund)

Fixed Income Funds

WisdomTree Asia Local Debt Fund

WisdomTree Australia & New Zealand Debt Fund

WisdomTree Emerging Markets Corporate Bond Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Euro Debt Fund

WisdomTree Global Corporate Bond Fund

Alternative Funds

WisdomTree Global Real Return Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS005154 4/2014

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	May 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	May 8, 2013

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	May 8, 2013

*	Print the name and title of each signing officer under his or her signature.